UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/17 (Unaudited)

COMMON STOCKS (65.9%)(a)
			Shares	Value

Banking (5.3%)

Australia & New Zealand Banking Group, Ltd. (Australia)			31,175	$688,163

Banco Macro SA ADR (Argentina)(S)			21,728	2,003,104

Banco Santander SA (Spain)			306,155	2,025,317

Bank Leumi Le-Israel BM (Israel)			22,047	107,253

Bank of China, Ltd. (China)			4,452,000	2,183,960

Bank of Ireland (Ireland)(NON)			898,891	236,134

Bank of Montreal (Canada)			8,200	602,101

Bank Tabungan Negara Persero Tbk PT (Indonesia)			6,291,100	1,227,301

BNP Paribas SA (France)			44,356	3,194,695

BOC Hong Kong Holdings, Ltd. (Hong Kong)			57,000	272,682

China Construction Bank Corp. (China)			2,580,000	1,999,244

Citigroup, Inc.			428,600	28,664,768

Credicorp, Ltd. (Peru)			15,266	2,738,568

Credit Agricole SA (France)			111,033	1,786,208

Credit Suisse Group AG (Switzerland)			12,222	176,658

Danske Bank A/S (Denmark)			9,153	352,041

DNB ASA (Norway)			132,992	2,261,999

Dubai Islamic Bank PJSC (United Arab Emirates)			786,284	1,220,207

East West Bancorp, Inc.			25,700	1,505,506

First Hawaiian, Inc.			62,800	1,922,936

Grupo Supervielle SA ADR (Argentina)			61,614	1,113,981

HDFC Bank, Ltd. (India)			85,273	2,179,466

Industrial & Commercial Bank of China, Ltd. (China)			4,391,000	2,963,909

Industrial Bank of Korea (South Korea)			151,283	1,884,178

ING Groep NV GDR (Netherlands)			113,377	1,955,352

Itau Unibanco Holding SA ADR (Preference) (Brazil)			181,074	2,000,868

JPMorgan Chase & Co.			386,737	35,347,762

Lloyds Banking Group PLC (United Kingdom)			802,597	691,494

Mitsubishi UFJ Financial Group, Inc. (Japan)			652,198	4,376,786

Moneta Money Bank AS (Czech Republic)			280,862	940,745

National Bank of Canada (Canada)			5,800	243,888

Nordea Bank AB (Sweden)			44,305	563,758

PNC Financial Services Group, Inc. (The)			6,000	749,220

Popular, Inc. (Puerto Rico)			46,700	1,947,857

Resona Holdings, Inc. (Japan)			447,100	2,458,603

Sberbank of Russia PJSC ADR (Russia)			293,534	3,038,077

Shinhan Financial Group Co., Ltd. (South Korea)			33,479	1,442,568

Skandinaviska Enskilda Banken AB (Sweden)			23,662	286,201

Societe Generale SA (France)			85,951	4,624,737

State Bank of India (India)			284,896	1,206,139

Sumitomo Mitsui Financial Group, Inc. (Japan)			139,700	5,438,954

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			26,500	946,908

SunTrust Banks, Inc.			86,900	4,928,968

Swedbank AB Class A (Sweden)			11,162	272,005

TCF Financial Corp.			60,200	959,588

Turkiye Garanti Bankasi AS (Turkey)			359,858	1,001,296

U.S. Bancorp			6,000	311,520

UniCredit SpA (Italy)(NON)			30,689	573,091

United Overseas Bank, Ltd. (Singapore)			31,400	527,306

Woori Bank (South Korea)			47,315	762,978

				140,907,048
Basic materials (2.8%)

Akzo Nobel NV (Netherlands)			8,817	766,252

Albemarle Corp.			3,600	379,944

Alcoa Corp.			10,500	342,825

ArcelorMittal SA (France)(NON)			16,845	382,097

Asahi Kasei Corp. (Japan)			144,000	1,545,944

Asian Paints, Ltd. (India)			30,872	526,788

BASF SE (Germany)			53,398	4,945,558

Boliden AB (Sweden)			88,482	2,414,568

Cabot Corp.			14,100	753,363

Celanese Corp. Ser. A			6,600	626,604

Cemex SAB de CV ADR (Mexico)(S)			88,956	837,966

China State Construction International Holdings, Ltd. (China)			584,000	999,333

CIMIC Group, Ltd. (Australia)			86,873	2,593,369

Compagnie De Saint-Gobain (France)			5,445	290,925

Covestro AG (Germany)			13,881	1,002,143

CRH PLC (Ireland)			7,816	276,515

Dilip Buildcon, Ltd. (India)(NON)			129,786	898,538

Evonik Industries AG (Germany)			97,708	3,123,047

Formosa Plastics Corp. (Taiwan)			261,000	795,355

Fortescue Metals Group, Ltd. (Australia)			81,766	328,053

Glencore PLC (United Kingdom)			62,984	235,600

Grand Pacific Petrochemical (Taiwan)			1,052,000	733,149

Hansol Chemical Co., Ltd. (South Korea)			9,458	586,914

Hanwha Chemical Corp. (South Korea)			24,019	633,985

Hindalco Industries, Ltd. (India)			431,266	1,274,032

Hitachi Chemical Co., Ltd. (Japan)			50,300	1,498,155

Hitachi Metals, Ltd. (Japan)			30,600	424,958

HOCHTIEF AG (Germany)			18,100	3,315,935

Iluka Resources, Ltd. (Australia)			53,107	354,301

Kajima Corp. (Japan)			82,000	691,140

Kumagai Gumi Co., Ltd. (Japan)			252,000	808,820

Kuraray Co., Ltd. (Japan)			62,900	1,139,722

LafargeHolcim, Ltd. (Switzerland)			13,181	754,653

LANXESS AG (Germany)			4,304	325,869

LG Chemical, Ltd. (South Korea)			3,784	962,412

Lindab International AB (Sweden)			33,479	365,202

Mitsubishi Chemical Holdings Corp. (Japan)			190,000	1,571,185

Mitsubishi Gas Chemical Co., Inc. (Japan)			34,700	732,718

Mitsubishi Materials Corp. (Japan)			8,300	250,900

Mondi PLC (South Africa)			19,291	506,029

Mondi, Ltd. (South Africa)			31,164	807,799

Mota-Engil SGPS SA (Portugal)			227,587	631,650

NCC, Ltd./India (India)(NON)			718,764	970,769

Newmont Mining Corp.			83,700	2,711,043

Packaging Corp. of America			37,500	4,177,125

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			115,049	1,374,344

Reliance Steel & Aluminum Co.			19,300	1,405,233

Rio Tinto PLC (United Kingdom)			38,578	1,628,972

Rio Tinto, Ltd. (Australia)			6,348	308,699

RPC Group PLC (United Kingdom)			38,376	375,871

Sherwin-Williams Co. (The)			22,700	7,966,792

Shin-Etsu Chemical Co., Ltd. (Japan)			9,400	851,202

Sonoco Products Co.			1,600	82,272

Steel Dynamics, Inc.			132,600	4,748,406

Taisei Corp. (Japan)			156,000	1,423,036

Timken Co. (The)			34,300	1,586,375

United Co RUSAL PLC (Russia)			2,539,000	1,245,524

UPM-Kymmene OYJ (Finland)			80,999	2,309,124

voestalpine AG (Austria)			16,144	752,306

				76,351,408
Capital goods (3.9%)

ACS Actividades de Construccion y Servicios SA (Spain)			77,873	3,008,484

Airbus SE (France)			7,702	633,372

Allison Transmission Holdings, Inc.			155,500	5,832,805

Atlas Copco AB Class A (Sweden)			20,245	776,186

Avery Dennison Corp.			33,700	2,978,069

BAE Systems PLC (United Kingdom)			61,480	507,273

Berry Plastics Group, Inc.(NON)			1,800	102,618

BWX Technologies, Inc.			34,200	1,667,250

CAE, Inc. (Canada)			10,400	179,321

Canon, Inc. (Japan)			900	30,535

Carlisle Cos., Inc.			19,100	1,822,140

China Communications Construction Co., Ltd. (China)			650,000	837,533

Crane Co.			8,100	642,978

Crown Holdings, Inc.(NON)			123,100	7,344,146

CTCI Corp. (Taiwan)			618,000	1,052,347

Cummins, Inc.			52,000	8,435,440

Dassault Aviation SA (France)			334	466,376

General Dynamics Corp.			2,300	455,630

HD Supply Holdings, Inc.(NON)			60,300	1,846,989

HEICO Corp.			500	35,920

Honeywell International, Inc.			5,200	693,108

Huntington Ingalls Industries, Inc.			15,300	2,848,248

Jacobs Engineering Group, Inc.			43,300	2,355,087

Jain Irrigation Systems, Ltd. (India)(NON)			782,581	1,244,018

Johnson Controls International PLC			12,617	547,073

JTEKT Corp (Japan)			47,800	697,823

Komatsu, Ltd. (Japan)			20,400	517,731

Kyudenko Corp. (Japan)			16,700	597,622

L3 Technologies, Inc.			63,209	10,560,960

Minth Group, Ltd. (China)			176,000	746,159

MTU Aero Engines AG (Germany)			1,419	200,158

Nemak SAB de CV 144A (Mexico)			1,089,484	1,047,537

Nexteer Automotive Group, Ltd.			374,000	586,332

Northrop Grumman Corp.			39,700	10,191,387

NSK, Ltd. (Japan)			20,000	249,478

Oshkosh Corp.			33,300	2,293,704

Parker Hannifin Corp.			35,000	5,593,700

Quanta Services, Inc.(NON)			93,500	3,078,020

Raytheon Co.			63,300	10,221,684

Republic Services, Inc.			2,700	172,071

Rheinmetall AG (Germany)			3,766	357,527

Safran SA (France)			6,238	571,688

SMC Corp./Japan (Japan)			1,600	485,797

Spirit AeroSystems Holdings, Inc. Class A			44,000	2,549,360

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			59,000	304,504

Thales SA (France)			9,930	1,068,827

Vinci SA (France)			7,601	648,767

Waste Management, Inc.			62,000	4,547,700

WESCO International, Inc.(NON)			13,300	762,090

				104,393,572
Communication services (2.0%)

ACC Claims Holdings, LLC Class A (Units)(F)(NON)			164,400	986

Altice NV Class A (Netherlands)(NON)			22,201	512,209

AT&T, Inc.			6,900	260,337

BCE, Inc. (Canada)			16,900	761,073

BT Group PLC (United Kingdom)			241,462	926,965

Cable One, Inc.			1,000	710,900

Com Hem Holding AB (Sweden)			38,753	538,191

Deutsche Telekom AG (Germany)			13,029	233,930

Eutelsat Communications SA (France)			11,216	286,439

Juniper Networks, Inc.			229,800	6,406,824

KDDI Corp. (Japan)			53,500	1,415,092

Nippon Telegraph & Telephone Corp. (Japan)			106,200	5,013,754

NTT DoCoMo, Inc. (Japan)			13,200	311,237

Orange SA (France)			75,734	1,201,479

PCCW, Ltd. (Hong Kong)			159,000	90,421

Proximus SADP (Belgium)			5,956	208,365

Safaricom, Ltd. (Kenya)			7,150,000	1,551,350

SFR Group SA (France)(NON)			46	1,558

Shaw Communications, Inc. (Canada)			2,100	45,812

Sky PLC (United Kingdom)			313,172	4,054,434

Spark New Zealand, Ltd. (New Zealand)			135,900	376,441

Telecom Italia SpA RSP (Italy)			290,433	213,958

Telstra Corp., Ltd. (Australia)			901,339	2,978,907

Turkcell Iletisim Hizmetleri AS (Turkey)			215,101	707,945

Verizon Communications, Inc.			557,615	24,903,086

Vodafone Group PLC (United Kingdom)			220,600	625,640

				54,337,333
Communications equipment (—%)

Harris Corp.			2,700	294,516

Nokia OYJ (Finland)			166,331	1,019,595

				1,314,111
Computers (2.9%)

Amadeus IT Holding SA Class A (Spain)			70,116	4,192,343

Apple, Inc.			334,028	48,106,713

Check Point Software Technologies, Ltd. (Israel)(NON)			500	54,540

Citrix Systems, Inc.(NON)			64,900	5,164,742

CommerceHub, Inc. Ser. C(NON)			2,600	45,344

Fortinet, Inc.(NON)			95,600	3,579,264

Fujitsu, Ltd. (Japan)			86,000	632,948

HP, Inc.			513,600	8,977,728

NCR Corp.(NON)			43,400	1,772,456

NetApp, Inc.			6,900	276,345

Otsuka Corp. (Japan)			13,800	855,177

Synopsys, Inc.(NON)			38,800	2,829,684

TDK Corp. (Japan)			13,900	913,279

Xerox Corp.			24,075	691,675

				78,092,238
Conglomerates (0.6%)

Bouygues SA (France)			75,957	3,202,967

Danaher Corp.			69,500	5,865,105

Marubeni Corp. (Japan)			456,200	2,943,854

Mitsubishi Corp. (Japan)			23,000	481,778

Orkla ASA (Norway)			79,855	811,582

Siemens AG (Germany)			11,547	1,587,224

				14,892,510
Consumer cyclicals (8.7%)

Adecco Group AG (Switzerland)			43,801	3,329,954

Adidas AG (Germany)			3,090	592,030

Amazon.com, Inc.(NON)			329	318,472

Aramark			73,000	2,991,540

Aristocrat Leisure, Ltd. (Australia)			98,136	1,701,640

Asahi Glass Co., Ltd. (Japan)			8,200	344,841

Automatic Data Processing, Inc.			5,900	604,514

Basso Industry Corp. (Taiwan)			483,000	1,349,606

Berkeley Group Holdings PLC (The) (United Kingdom)			2,999	126,048

Bloomberry Resorts Corp. (Philippines)(NON)			3,299,600	604,861

Booz Allen Hamilton Holding Corp.			51,700	1,682,318

Bridgestone Corp. (Japan)			12,400	533,594

Canadian Tire Corp., Ltd. (Canada)			4,100	466,530

Carnival PLC (United Kingdom)			53,175	3,518,294

Carter's, Inc.(S)			11,900	1,058,505

CBS Corp. Class B (non-voting shares)			10,600	676,068

CCC SA (Poland)			9,807	595,462

CDK Global, Inc.			3,100	192,386

Christian Dior SE (France)			1,842	530,946

Clorox Co. (The)			42,600	5,676,024

Compass Group PLC (United Kingdom)			41,449	874,562

Coway Co., Ltd. (South Korea)			11,768	1,069,678

Cox & Kings, Ltd. (India)			123,308	528,429

Dai Nippon Printing Co., Ltd. (Japan)			106,000	1,176,155

Daimler AG (Registered Shares) (Germany)			2,687	194,480

Dalata Hotel Group PLC (Ireland)(NON)			153,274	843,798

Discovery Communications, Inc. Class A(NON)(S)			357,500	9,234,225

Dolby Laboratories, Inc. Class A			13,900	680,544

Ecolab, Inc.			1,200	159,300

Electrolux AB Ser. B (Sweden)			39,317	1,288,523

Euronet Worldwide, Inc.(NON)			8,000	698,960

Ferrari NV (Italy)			727	62,400

Fiat Chrysler Automobiles NV (Italy)(NON)			155,062	1,634,670

Ford Motor Co.			46,200	516,978

Fu Shou Yuan International Group, Ltd. (China)			464,000	279,917

Hakuhodo DY Holdings, Inc. (Japan)			24,800	328,756

Hankook Tire Co., Ltd. (South Korea)			14,781	821,633

Harvey Norman Holdings, Ltd. (Australia)			425,865	1,250,362

Hasbro, Inc.			48,100	5,363,631

Home Depot, Inc. (The)			45,081	6,915,425

Hyatt Hotels Corp. Class A(NON)			13,400	753,214

Industrivarden AB Class A (Sweden)			56,837	1,447,118

International Game Technology PLC			21,700	397,110

Interpublic Group of Cos., Inc. (The)			23,900	587,940

ISS A/S (Denmark)			29,467	1,157,344

Itausa - Investimentos Itau SA (Preference) (Brazil)			270,164	735,573

Itausa - Investimentos Itau SA (Brazil)			178	464

John Wiley & Sons, Inc. Class A			12,100	638,275

KAR Auction Services, Inc.			33,700	1,414,389

Kimberly-Clark Corp.			85,600	11,051,816

Kingfisher PLC (United Kingdom)			675,055	2,643,830

Lagardere SCA (France)			14,620	461,706

Lear Corp.			24,000	3,409,920

Liberty SiriusXM Group Class A(NON)			44,700	1,876,506

Localiza Rent a Car SA (Brazil)			58,800	801,358

Lowe's Cos., Inc.			233,227	18,082,089

LSC Communications, Inc.			21,500	460,100

LVMH Moet Hennessy Louis Vuitton SA (France)			937	233,623

Magna International, Inc. (Canada)			3,500	162,126

Marks & Spencer Group PLC (United Kingdom)			690,976	2,999,572

Marriott International, Inc./MD Class A			300	30,093

Masco Corp.			95,500	3,649,055

Matahari Department Store Tbk PT (Indonesia)			95,200	101,254

Mazda Motor Corp. (Japan)			57,700	804,389

Merry Electronics Co., Ltd. (Taiwan)			116,000	720,710

Michaels Cos., Inc. (The)(NON)(S)			63,100	1,168,612

MSC Industrial Direct Co., Inc. Class A			15,900	1,366,764

Namco Bandai Holdings, Inc. (Japan)			23,400	796,817

Naspers, Ltd. Class N (South Africa)			16,318	3,174,417

News Corp. Class A			82,000	1,123,400

News Corp. Class B			2,400	33,960

Nintendo Co., Ltd. (Japan)			3,000	1,005,023

Nissan Motor Co., Ltd. (Japan)			61,000	606,339

NVR, Inc.(NON)			1,050	2,531,141

Owens Corning			43,100	2,884,252

Panasonic Corp. (Japan)			19,100	258,799

Peugeot SA (France)			141,785	2,828,277

Poya International Co., Ltd. (Taiwan)			82,000	1,040,500

Priceline Group, Inc. (The)(NON)			89	166,476

PVH Corp.			47,100	5,392,950

Qualicorp SA (Brazil)			115,163	997,669

Ralph Lauren Corp.			110,200	8,132,760

Randstad Holding NV (Netherlands)			15,414	899,972

RELX NV (United Kingdom)			39,155	804,976

RELX PLC (United Kingdom)			19,117	413,322

Renault SA (France)			15,087	1,365,605

Robinsons Retail Holdings, Inc. (Philippines)			593,310	1,022,948

Ross Stores, Inc.			105,100	6,067,423

RR Donnelley & Sons Co.			32,933	412,980

RTL Group SA (Belgium)			12,844	969,819

Scotts Miracle-Gro Co. (The) Class A			23,900	2,138,094

Securitas AB Class B (Sweden)			28,342	477,710

ServiceMaster Global Holdings, Inc.(NON)			30,200	1,183,538

Sony Corp. (Japan)			21,800	830,716

Square, Inc. Class A(NON)			303,100	7,110,726

Suzuki Motor Corp. (Japan)			16,100	762,952

TABCORP Holdings, Ltd. (Australia)			550,660	1,849,547

Taylor Wimpey PLC (United Kingdom)			1,417,434	3,252,892

TJX Cos., Inc. (The)			191,300	13,806,121

Toppan Printing Co., Ltd. (Japan)			184,000	2,015,452

Toro Co. (The)			19,400	1,344,226

Toyo Tire & Rubber Co., Ltd. (Japan)			25,500	518,955

TransUnion(NON)			52,600	2,278,106

TUI AG (Germany)			41,418	603,643

Twenty-First Century Fox, Inc.			4,000	113,360

Valeo SA (France)			37,716	2,541,131

Vantiv, Inc. Class A(NON)			23,800	1,507,492

Visteon Corp.(NON)			18,400	1,877,904

Wal-Mart Stores, Inc.			124,100	9,391,888

Walt Disney Co. (The)			151,400	16,086,250

Wolters Kluwer NV (Netherlands)			30,840	1,305,574

World Fuel Services Corp.			1,300	49,985

WPP PLC (United Kingdom)			24,842	522,217

Yamada Denki Co., Ltd. (Japan)			20,000	99,222

Yamaha Motor Co., Ltd. (Japan)			11,400	293,729

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			159,000	659,831

Zee Entertainment Enterprises, Ltd. (India)			38,507	292,716

				233,814,811
Consumer finance (0.2%)

Discover Financial Services			77,400	4,813,506

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			269,200	1,469,560

				6,283,066
Consumer staples (6.7%)

Altria Group, Inc.			63,476	4,727,058

Associated British Foods PLC (United Kingdom)			17,252	659,715

Beauty Community PCL (Foreign depositary shares) (Thailand)			3,202,400	1,018,131

Beiersdorf AG (Germany)			3,699	388,852

BIM Birlesik Magazalar AS (Turkey)			42,138	781,453

British American Tobacco PLC (United Kingdom)			26,045	1,775,493

Bunge, Ltd.			49,200	3,670,320

Campbell Soup Co.			76,300	3,979,045

Carlsberg A/S Class B (Denmark)			4,881	521,437

China Maple Leaf Educational Systems, Ltd. (China)			684,000	558,943

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil)(S)			41,894	819,028

CLIO Cosmetics Co., Ltd. (South Korea)			15,700	532,413

Coca-Cola Amatil, Ltd. (Australia)			409,502	2,905,080

Coca-Cola HBC AG (Switzerland)			17,374	510,957

ConAgra Foods, Inc.			117,800	4,212,528

CVS Health Corp.			6,300	506,898

Darden Restaurants, Inc.			49,600	4,485,824

Delivery Hero Holding GmbH (Germany)(NON)			28,807	914,673

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			6,000	171,460

Diageo PLC (United Kingdom)			6,062	179,108

Dino Polska SA 144A (Poland)(NON)			74,184	938,698

Dr. Pepper Snapple Group, Inc.			21,100	1,922,421

Energizer Holdings, Inc.			25,300	1,214,906

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			2	2

Global Fashion Holding SA (acquired 8/2/13, cost $43,833) (Private) (Luxembourg)(F)(RES)(NON)			1,036	9,706

Graham Holdings Co. Class B			62	37,178

Greencore Group PLC (Ireland)			89,633	287,186

Heineken Holding NV (Netherlands)			41,239	3,779,864

Heineken NV (Netherlands)			5,569	541,481

Henkel AG & Co. KGaA (Preference) (Germany)			5,715	786,550

Hershey Co. (The)			51,200	5,497,344

Imperial Brands PLC (United Kingdom)			9,423	423,234

Ingredion, Inc.			23,200	2,765,672

ITOCHU Corp. (Japan)			260,000	3,858,102

J Sainsbury PLC (United Kingdom)			468,407	1,535,563

J.M. Smucker Co. (The)			2,700	319,491

Kao Corp. (Japan)			69,600	4,128,661

Kerry Group PLC Class A (Ireland)			12,953	1,114,452

Koninklijke Ahold Delhaize NV (Netherlands)			96,673	1,848,348

Lamb Weston Holdings, Inc.			43,700	1,924,548

Liberty Interactive Corp.(NON)			13,300	695,457

Loblaw Cos., Ltd. (Canada)			8,800	489,537

ManpowerGroup, Inc.			23,900	2,668,435

McDonald's Corp.			133,800	20,492,808

McDonald's Holdings Co. (Japan), Ltd. (Japan)			11,700	448,340

METRO AG (Germany)			102,075	3,445,668

Nestle SA (Switzerland)			31,992	2,784,161

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/12/13, cost $1) (Private)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			21,553	304,113

PepsiCo, Inc.			156,700	18,097,283

Philip Morris International, Inc.			6,000	704,700

Pinnacle Foods, Inc.			41,700	2,476,980

Pool Corp.			5,600	658,392

Procter & Gamble Co. (The)			38,295	3,337,409

Ser Educacional SA 144A (Brazil)			153,000	1,131,486

Seven & i Holdings Co., Ltd. (Japan)			5,800	238,652

Shiseido Co., Ltd. (Japan)			16,600	589,468

SMS Co., Ltd. (Japan)			20,000	606,357

Spectrum Brands Holdings, Inc.(S)			11,100	1,387,944

Sysco Corp.			142,400	7,166,992

Tate & Lyle PLC (United Kingdom)			392,777	3,386,608

Thai Beverage PCL (Thailand)			838,300	548,008

Toyota Tsusho Corp. (Japan)			67,800	2,028,424

Tyson Foods, Inc. Class A			139,100	8,711,833

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			18,400	5,287,056

Unilever NV ADR (Netherlands)			8,909	491,676

Unilever PLC (United Kingdom)			2,249	121,709

US Foods Holding Corp.(NON)			800	21,776

Walgreens Boots Alliance, Inc.			132,000	10,336,920

Watsco, Inc.			18,000	2,775,600

WH Group, Ltd. (Hong Kong)			1,972,000	1,990,325

Wilmar International, Ltd. (Singapore)			265,000	644,816

WM Morrison Supermarkets PLC (United Kingdom)			1,040,253	3,267,964

Wolseley PLC (United Kingdom)			4,560	279,913

X5 Retail Group NV GDR (Russia)(NON)			46,973	1,627,614

Yum! Brands, Inc.			52,000	3,835,520

				179,331,769
Electronics (1.6%)

Agilent Technologies, Inc.			82,000	4,863,420

Casetek Holdings, Ltd. (Taiwan)			294,000	985,799

Corning, Inc.			5,100	153,255

Elite Material Co., Ltd. (Taiwan)			203,000	984,303

FLIR Systems, Inc.			35,100	1,216,566

Hollysys Automation Technologies, Ltd. (China)(S)			53,595	890,213

Hon Hai Precision Industry Co., Ltd. (Taiwan)			588,000	2,261,538

Hoya Corp. (Japan)			38,500	1,996,626

Koninklijke Philips NV (Netherlands)			11,004	390,809

Murata Manufacturing Co., Ltd. (Japan)			2,000	303,534

Rohm Co., Ltd. (Japan)			5,600	429,678

Samsung Electronics Co., Ltd. (South Korea)			4,720	9,805,917

Samsung Electronics Co., Ltd. (Preference) (South Korea)			651	1,059,443

Sartorius AG (Preference) (Germany)			4,725	455,910

SCREEN Holdings Co., Ltd. (Japan)			6,800	453,434

SK Hynix, Inc. (South Korea)			32,779	1,930,957

Sodick Co., Ltd. (Japan)			23,200	269,180

Texas Instruments, Inc.			191,200	14,709,016

				43,159,598
Energy (3.3%)

Baker Hughes, Inc.			121,900	6,644,769

Caltex Australia, Ltd. (Australia)			20,416	496,016

Cenovus Energy, Inc. (Canada)			45,800	337,637

Cimarex Energy Co.			53,400	5,020,134

EnCana Corp. (Canada)			70,600	621,180

Exxon Mobil Corp.			194,735	15,720,957

Halcon Resources Corp.(NON)(S)			8,621	39,139

Lukoil PJSC ADR (Russia)			43,544	2,120,593

Marathon Petroleum Corp.			7,100	371,543

Milagro Oil & Gas, Inc. (Units)(F)(NON)			89	7,209

Nabors Industries, Ltd.			56,100	456,654

Nine Point Energy(F)(NON)			1,344	18,493

OMV AG (Austria)			4,859	252,151

ONEOK, Inc.			139,900	7,297,184

Parsley Energy, Inc. Class A(NON)			303,500	8,422,125

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)(S)			63,355	506,206

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)(S)			37,400	279,004

Petronet LNG, Ltd. (India)			73,772	493,107

Phillips 66			2,100	173,649

PTT PCL (Foreign depositary receipts) (Thailand)			93,100	1,014,042

QEP Resources, Inc.(NON)			41,700	421,170

Repsol SA (Spain)			243,926	3,733,240

Rowan Cos. PLC Class A(NON)(S)			45,200	462,848

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)			22,505	597,234

Royal Dutch Shell PLC Class A (United Kingdom)			21,018	557,079

Royal Dutch Shell PLC Class B (United Kingdom)			87,207	2,342,644

SandRidge Energy, Inc.(NON)			3,783	65,105

Suncor Energy, Inc. (Canada)			19,516	570,220

Superior Energy Services, Inc.(NON)(S)			35,500	370,265

Tervita Corp. Class A (Canada)(NON)			179	1,277

Total SA (France)			121,544	6,008,886

Nine Point Energy(F)(NON)			1,344	18,493

Valero Energy Corp.			162,100	10,935,266

Vestas Wind Systems A/S (Denmark)			16,149	1,490,788

Williams Cos., Inc. (The)			294,200	8,908,376

Woodside Petroleum, Ltd. (Australia)			20,289	465,796

				87,221,986
Financial (1.0%)

3i Group PLC (United Kingdom)			418,769	4,922,465

AerCap Holdings NV (Ireland)(NON)			10,000	464,300

Ally Financial, Inc.			140,400	2,934,360

Broadridge Financial Solutions, Inc.			900	68,004

Burford Capital, Ltd. (United Kingdom)			55,493	651,214

CME Group, Inc.			3,400	425,816

CoreLogic, Inc.(NON)			16,800	728,784

CTBC Financial Holding Co., Ltd. (Taiwan)			2,176,000	1,427,061

DGB Financial Group, Inc. (South Korea)			85,328	880,016

Edelweiss Financial Services, Ltd. (India)			284,700	843,254

Eurazeo SA (France)			3,941	295,685

Hana Financial Group, Inc. (South Korea)			30,750	1,216,132

HSBC Holdings PLC (United Kingdom)			88,534	820,669

Intercontinental Exchange, Inc.			850	56,032

Kennedy-Wilson Holdings, Inc.			15,062	286,931

KKR & Co. LP			10,600	197,160

Mizuho Financial Group, Inc. (Japan)			2,639,800	4,820,759

Natixis SA (France)			40,645	272,826

ORIX Corp. (Japan)			312,400	4,832,861

Shriram Transport Finance Co., Ltd. (India)			55,864	864,093

UBS Group AG (Switzerland)			14,265	241,593

				27,250,015
Health care (8.1%)

AIN Holdings, Inc. (Japan)			5,000	360,969

Alfresa Holdings Corp. (Japan)			10,200	196,518

AmerisourceBergen Corp.(S)			81,500	7,704,195

Astellas Pharma, Inc. (Japan)			114,600	1,400,469

AstraZeneca PLC (United Kingdom)			32,244	2,156,504

Baxter International, Inc.			100,400	6,078,216

Bayer AG (Germany)			58,239	7,529,798

Bio-Rad Laboratories, Inc. Class A(NON)			600	135,786

Bruker Corp.			24,000	692,160

C.R. Bard, Inc.			18,000	5,689,980

Celgene Corp.(NON)			143,600	18,649,332

Charles River Laboratories International, Inc.(NON)			17,900	1,810,585

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			1,758,000	1,013,263

Clinigen Group PLC (United Kingdom)			55,288	620,005

Eli Lilly & Co.			127,000	10,452,100

Emami, Ltd. (India)			33,105	550,858

Fresenius SE & Co. KGaA (Germany)			7,559	648,031

Gilead Sciences, Inc.			313,700	22,203,686

GlaxoSmithKline PLC (United Kingdom)			289,475	6,166,270

Hologic, Inc.(NON)			22,800	1,034,664

Humana, Inc.			3,000	721,860

Jazz Pharmaceuticals PLC(NON)			1,800	279,900

Johnson & Johnson			263,659	34,879,449

McKesson Corp.			70,200	11,550,708

Medipal Holdings Corp. (Japan)			57,700	1,066,020

Merck & Co., Inc.			202,500	12,978,225

Mitsubishi Tanabe Pharma Corp. (Japan)			78,000	1,800,293

Novartis AG (Switzerland)			41,899	3,486,850

Pfizer, Inc.			29,700	997,623

Premier, Inc. Class A(NON)			22,400	806,400

Richter Gedeon Nyrt (Hungary)			53,520	1,398,707

Roche Holding AG (Switzerland)			30,058	7,654,775

Sanofi (France)			76,398	7,308,726

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)			272,000	1,053,865

Shionogi & Co., Ltd. (Japan)			52,600	2,927,081

Shire PLC (United Kingdom)			11,576	638,970

ST Pharm Co., Ltd. (South Korea)			15,839	575,196

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			2,309	258,747

Thermo Fisher Scientific, Inc.			300	52,341

UnitedHealth Group, Inc.			141,300	26,199,846

WellCare Health Plans, Inc.(NON)			21,500	3,860,540

Zoetis, Inc.			9,800	611,324

				216,200,835
Insurance (3.2%)

Admiral Group PLC (United Kingdom)			16,836	439,219

Aflac, Inc.			88,900	6,905,752

AIA Group, Ltd. (Hong Kong)			450,200	3,289,667

Allianz SE (Germany)			27,987	5,510,825

Allstate Corp. (The)			84,400	7,464,336

American Financial Group, Inc.			8,700	864,519

Aspen Insurance Holdings, Ltd.			11,300	563,305

Assured Guaranty, Ltd.			38,500	1,606,990

AXA SA (France)			159,736	4,369,496

Baloise Holding AG (Switzerland)			3,359	519,140

Berkshire Hathaway, Inc. Class B(NON)			2,500	423,425

Challenger, Ltd. (Australia)			148,496	1,522,548

China Life Insurance Co., Ltd. (Taiwan)			1,057,000	1,052,830

Chubb, Ltd.			3,336	484,988

Discovery, Ltd. (South Africa)			98,794	966,003

Dongbu Insurance Co., Ltd. (South Korea)			10,986	652,928

Hartford Financial Services Group, Inc. (The)			100,200	5,267,514

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			22,530	774,860

Insurance Australia Group, Ltd. (Australia)			70,297	366,325

Legal & General Group PLC (United Kingdom)			158,689	533,866

Lincoln National Corp.			49,700	3,358,726

Mapfre SA (Spain)			250,668	875,507

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			17,083	3,444,728

NN Group NV (Netherlands)			80,974	2,878,115

Ping An Insurance Group Co. of China, Ltd. (China)			436,500	2,876,474

Prudential Financial, Inc.			79,600	8,607,944

Prudential PLC (United Kingdom)			28,969	664,437

Reinsurance Group of America, Inc.			12,450	1,598,456

SCOR SE (France)			9,532	377,887

Swiss Life Holding AG (Switzerland)			10,784	3,639,277

Swiss Re AG (Switzerland)			47,122	4,307,272

Travelers Cos., Inc. (The)			23,100	2,922,843

Unum Group			52,900	2,466,727

Validus Holdings, Ltd.			20,300	1,054,991

Voya Financial, Inc.			52,600	1,940,414

				84,592,334
Investment banking/Brokerage (1.6%)

Ameriprise Financial, Inc.			46,200	5,880,798

Amundi SA (France)			7,616	551,057

Daiwa Securities Group, Inc. (Japan)			74,000	438,046

E*Trade Financial Corp.(NON)			173,800	6,609,614

Goldman Sachs Group, Inc. (The)			88,600	19,660,340

Hamilton Lane, Inc. Class A(NON)			9,966	219,152

Investor AB Class B (Sweden)			90,708	4,371,366

Morgan Stanley			73,300	3,266,248

Partners Group Holding AG (Switzerland)			691	428,407

Raymond James Financial, Inc.			10,300	826,266

				42,251,294
Photography/Imaging (—%)

FUJIFILM Holdings Corp. (Japan)			12,800	459,764

Sunny Optical Technology Group Co., Ltd. (China)			68,000	609,674

				1,069,438
Real estate (2.4%)

AGNC Investment Corp.(R)			129,200	2,750,668

American Homes 4 Rent(R)			4,700	106,079

Annaly Capital Management, Inc.(R)			257,200	3,099,260

Apartment Investment & Management Co. Class A(R)			36,000	1,546,920

Apple Hospitality REIT, Inc.(R)			56,400	1,055,244

Barratt Developments PLC (United Kingdom)			169,336	1,242,808

Brandywine Realty Trust(R)			51,900	909,807

Brixmor Property Group, Inc.(R)			88,300	1,578,804

Camden Property Trust(R)			27,300	2,334,423

Cheung Kong Property Holdings, Ltd. (Hong Kong)			344,000	2,694,298

Chimera Investment Corp.(R)			62,900	1,171,827

China Resources Land, Ltd. (China)			348,000	1,014,031

Colony NorthStar, Inc. Class A(R)			136,300	1,920,467

Corporate Office Properties Trust(R)			2,500	87,575

Duke Realty Corp.(R)			76,500	2,138,175

Empire State Realty Trust, Inc. Class A(R)			1,800	37,386

EPR Properties(R)			2,300	165,301

Equity Commonwealth(NON)(R)			24,700	780,520

Equity Lifestyle Properties, Inc.(R)			11,700	1,010,178

Equity Residential Trust(R)			76,100	5,009,663

Forest City Realty Trust, Inc. Class A(R)			65,700	1,587,969

Foxtons Group PLC (United Kingdom)			125,733	155,163

Gaming and Leisure Properties, Inc.(R)			26,500	998,255

HCP, Inc.(R)			120,300	3,844,788

Hibernia REIT PLC (Ireland)(R)			582,526	914,831

Highwoods Properties, Inc.(R)			30,500	1,546,655

Kerry Properties, Ltd. (Hong Kong)			316,000	1,072,565

Lamar Advertising Co. Class A(R)			1,900	139,783

Liberty Property Trust(R)			31,100	1,266,081

MFA Financial, Inc.(R)			82,600	693,014

Mid-America Apartment Communities, Inc.(R)			5,800	611,204

Mitsui Fudosan Co., Ltd. (Japan)			12,000	285,984

MRV Engenharia e Participacoes SA (Brazil)			253,185	1,033,252

New World Development Co., Ltd. (Hong Kong)			1,320,000	1,675,477

Nomura Real Estate Holdings, Inc. (Japan)			29,700	581,985

Outfront Media, Inc.(R)			31,000	716,720

Park Hotels & Resorts, Inc.(R)			71,300	1,922,248

Persimmon PLC (United Kingdom)			40,729	1,189,324

Quality Care Properties, Inc.(NON)(R)			38,800	710,428

Retail Properties of America, Inc. Class A(R)			6,300	76,923

Sekisui Chemical Co., Ltd. (Japan)			55,300	988,738

Senior Housing Properties Trust(R)			28,900	590,716

Spirit Realty Capital, Inc.(R)			228,600	1,693,926

Starwood Property Trust, Inc.(R)			73,200	1,638,948

Sumitomo Warehouse Co., Ltd. (The) (Japan)			35,000	221,560

Sun Hung Kai Properties, Ltd. (Hong Kong)			109,000	1,601,330

Two Harbors Investment Corp. ((R))			98,500	976,135

VEREIT, Inc.(R)			263,900	2,148,146

Viva Energy REIT (Australia)(R)			15,980	27,881

Wharf Holdings, Ltd. (The) (Hong Kong)			83,000	687,817

Wheelock and Co., Ltd. (Hong Kong)			291,000	2,195,326

WP Carey, Inc.(R)			9,300	613,893

				65,060,499
Semiconductor (1.0%)

AIXTRON SE (Germany)(NON)(S)			50,734	356,657

Applied Materials, Inc.			399,400	16,499,214

ASML Holding NV (Netherlands)			2,144	279,405

Maxim Integrated Products, Inc.			87,400	3,924,260

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			575,350	3,943,474

Teradyne, Inc.			77,400	2,324,322

Tokyo Electron, Ltd. (Japan)			1,100	148,264

				27,475,596
Software (3.0%)

Adobe Systems, Inc.(NON)			23,900	3,380,416

Amdocs, Ltd.			66,000	4,254,360

Chinasoft International, Ltd. (China)			1,664,000	882,357

F5 Networks, Inc.(NON)			29,900	3,799,094

Instructure, Inc.(NON)			6,531	192,665

Intuit, Inc.			62,600	8,313,906

Microsoft Corp.			663,109	45,708,103

Open Text Corp. (Canada)			10,300	325,092

RIB Software AG (Germany)(S)			21,236	358,727

Tencent Holdings, Ltd. (China)			240,500	8,600,452

Ubisoft Entertainment SA (France)(NON)			4,702	266,801

VMware, Inc. Class A(NON)(S)			41,700	3,645,831

				79,727,804
Technology (—%)

SoftBank Corp. (Japan)			7,200	582,337

				582,337
Technology services (3.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			58,544	8,248,850

Alphabet, Inc. Class A(NON)			50,660	47,097,589

Alphabet, Inc. Class C(NON)			248	225,365

AtoS SE (France)			27,321	3,835,054

CompuGroup Medical SE (Germany)			9,971	559,511

Dell Technologies, Inc. Class V(NON)			45,700	2,792,727

DST Systems, Inc.			13,800	851,460

Dun & Bradstreet Corp. (The)			22,000	2,379,300

DXC Technology Co.(NON)			79,900	6,129,928

eBay, Inc.(NON)			169,401	5,915,483

Facebook, Inc. Class A(NON)			66,100	9,979,778

Fidelity National Information Services, Inc.			4,900	418,460

Fiserv, Inc.(NON)			2,500	305,850

Genpact, Ltd.			2,900	80,707

Mixi, Inc. (Japan)			12,500	694,599

NCSoft Corp. (South Korea)			3,730	1,237,194

Paychex, Inc.			4,800	273,312

				91,025,167
Transportation (1.9%)

Aena SA (Spain)			2,967	578,969

ANA Holdings, Inc. (Japan)			543,000	1,884,750

Central Japan Railway Co. (Japan)			19,400	3,158,160

Dart Group PLC (United Kingdom)			41,302	331,101

Delta Air Lines, Inc.			189,777	10,198,616

Deutsche Lufthansa AG (Germany)			11,387	259,138

Deutsche Post AG (Germany)			108,130	4,053,291

easyJet PLC (United Kingdom)			9,723	172,100

EcoRodovias Infraestrutura e Logistica SA (Brazil)			207,838	649,317

Fraport AG Frankfurt Airport Services Worldwide (Germany)			3,505	309,450

International Consolidated Airlines Group SA (Spain)			78,224	620,848

Japan Airlines Co., Ltd. (Japan)			20,600	636,269

Landstar System, Inc.			13,000	1,112,800

Norfolk Southern Corp.			62,500	7,606,250

Qantas Airways, Ltd. (Australia)			627,547	2,758,942

Royal Mail PLC (United Kingdom)			354,601	1,945,312

Union Pacific Corp.			135,300	14,735,523

				51,010,836
Utilities and power (2.3%)

American Electric Power Co., Inc.			92,100	6,398,187

AusNet Services (Units) (Australia)			314,367	419,215

CenterPoint Energy, Inc.			101,100	2,768,118

Centrica PLC (United Kingdom)			1,232,309	3,213,251

China Water Affairs Group, Ltd. (China)			3,304,000	1,984,740

Edison International			12,000	938,280

Endesa SA (Spain)			82,307	1,896,119

Enel SpA (Italy)			915,989	4,910,847

Entergy Corp.			133,224	10,227,606

Exelon Corp.			134,900	4,865,843

FirstEnergy Corp.			166,400	4,852,224

Gas Natural SDG SA (Spain)			8,600	201,263

Great Plains Energy, Inc.			11,600	339,648

Iberdrola SA (Spain)			70,398	557,448

Innogy SE (Germany)			16,459	647,895

KEC International, Ltd. (India)(NON)			31,038	123,768

Kinder Morgan, Inc.			23,800	456,008

NiSource, Inc.			126,400	3,205,504

PG&E Corp.			6,500	431,405

Power Grid Corp. of India, Ltd. (India)			387,011	1,260,648

PPL Corp.			38,100	1,472,946

RWE AG (Germany)(NON)			12,585	250,754

Southern Co. (The)			2,700	129,276

SSE PLC (United Kingdom)			19,049	360,495

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)(NON)			11,872	12,466

Tohoku Electric Power Co., Inc. (Japan)			65,500	905,557

UGI Corp.			130,350	6,310,244

Vectren Corp.			14,400	841,536

Veolia Environnement SA (France)			35,732	755,009

				60,736,300

Total common stocks (cost $1,554,552,212)				$1,767,081,905

CORPORATE BONDS AND NOTES (11.2%)(a)
			Principal amount	Value

Basic materials (0.9%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$255,000	$269,663

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			70,000	79,468

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			275,000	298,031

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			45,000	45,113

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			95,000	106,400

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			120,000	134,550

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			695,000	713,700

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			195,000	201,338

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			295,000	317,125

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			275,000	332,750

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			315,000	329,175

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			410,000	422,300

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			357,000	414,120

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			195,000	203,044

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			275,000	280,844

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			515,000	522,725

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			587,000	632,493

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			550,000	584,430

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			165,000	170,344

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			250,000	272,500

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			175,000	185,063

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			430,000	424,625

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			410,000	403,850

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			88,000	91,740

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			195,000	196,423

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			495,000	508,378

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			265,000	277,400

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN 1.70%, 5/1/20			195,000	196,172

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			140,000	143,834

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			220,000	215,050

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			280,000	287,000

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			290,000	301,600

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			245,000	258,627

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			25,000	23,430

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			130,000	134,550

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			460,000	523,250

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			719,000	751,643

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			486,000	486,190

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			70,000	76,125

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			125,000	130,938

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			249,000	262,073

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			208,000	214,282

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			195,000	220,594

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			260,000	300,300

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			145,000	152,250

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			205,000	209,356

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			135,000	149,047

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			175,000	187,469

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			65,000	67,872

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			180,000	170,248

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			19,000	19,104

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			405,000	461,099

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			145,000	148,988

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			85,000	87,656

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			380,000	407,056

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			284,000	282,580

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			161,000	160,396

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			310,000	319,300

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			185,000	193,556

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			145,000	156,146

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			30,000	34,425

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			285,000	299,250

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			40,000	44,250

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			150,000	172,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			55,000	58,988

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			50,000	54,625

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			255,000	256,684

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			225,000	268,875

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			90,000	92,363

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			393,000	407,246

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			190,000	201,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			17,000	17,659

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			105,000	108,675

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			95,000	92,506

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			35,000	40,381

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			285,000	288,563

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			100,000	100,250

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			145,000	149,350

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			255,000	269,025

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			120,000	126,600

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			235,000	244,988

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			200,000	205,750

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			250,000	265,625

Venator Finance Sarl/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			175,000	176,750

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			238,000	231,455

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			1,300,000	1,290,249

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			395,000	556,089

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			198,000	276,112

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			355,000	488,797

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			415,000	443,531

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			200,000	224,750

				23,808,809
Capital goods (0.6%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			470,000	484,100

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			225,000	229,781

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			174,000	190,965

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			430,000	469,775

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			200,000	210,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			110,000	114,675

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			240,000	247,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			75,000	77,625

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			80,000	85,300

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			76,000	79,135

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			225,000	234,281

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			105,000	111,912

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			365,000	405,150

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			305,000	336,263

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			885,000	895,996

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			100,000	115,750

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			235,000	237,999

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			455,000	455,000

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			150,000	148,252

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			100,000	99,207

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			335,000	341,281

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			155,000	192,562

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			120,000	128,987

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			250,000	267,737

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			680,000	722,770

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			385,000	404,250

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			175,000	180,399

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			595,000	770,381

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			480,000	556,800

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			485,000	483,788

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			106,000	115,780

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			112,000	116,509

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			280,000	291,200

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			415,000	435,750

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			145,000	150,438

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			65,000	75,609

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.658%, 7/15/21			445,000	452,231

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			230,000	246,724

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			425,000	444,473

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			55,000	57,475

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			534,000	551,355

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			100,000	101,125

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			680,000	719,100

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			90,000	91,575

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			160,000	162,400

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			129,000	133,193

United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42			130,000	141,954

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20			1,920,000	1,923,293

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			250,000	263,750

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			265,000	278,250

				16,029,505
Communication services (1.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			140,000	169,865

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,340,000	1,286,167

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			505,000	523,080

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			475,000	503,881

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			392,000	384,397

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			393,000	386,354

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			56,000	62,370

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			161,000	165,830

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			135,000	143,269

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			350,000	373,188

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			65,000	69,550

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			155,000	162,750

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			154,000	165,840

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			34,000	35,966

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			255,000	259,463

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			199,000	202,668

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			1,112,000	1,334,637

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			283,000	305,730

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			276,000	291,993

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			120,000	112,629

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			393,000	554,426

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			35,000	46,241

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			185,000	246,159

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			420,000	432,267

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			175,000	175,905

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			130,000	138,775

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			875,000	971,984

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			166,000	181,379

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)			20,000	21,243

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			340,000	341,490

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			513,000	523,311

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			326,000	361,045

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			660,000	765,600

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			195,000	289,200

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	188,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			220,000	234,733

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			125,000	115,938

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			320,000	306,000

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			42,000	34,598

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			46,000	42,435

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			12,000	12,930

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)(FWC)			275,000	274,656

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			86,000	47,300

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			348,000	183,570

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			90,000	123,581

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21			1,155,000	1,244,956

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			132,000	140,338

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			52,000	55,120

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			166,000	238,467

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			250,000	271,250

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	418,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			675,000	750,310

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			87,000	95,700

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			87,000	94,422

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			418,000	480,700

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			589,000	654,526

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			910,000	917,963

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			557,000	588,331

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			90,000	97,313

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			60,000	63,506

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			140,000	150,150

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			75,000	78,053

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			10,000	10,675

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			280,000	294,000

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			205,000	270,932

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			500,000	536,250

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)			120,000	157,765

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			554,000	524,135

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			335,000	331,937

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			790,000	815,895

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			655,000	673,013

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			367,000	389,938

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			1,532,000	1,530,483

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			335,000	337,094

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			140,000	144,200

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			266,000	219,616

				26,127,431
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			320,000	339,200

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			170,000	188,862

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)			2,780,000	2,799,332

				3,327,394
Consumer cyclicals (1.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,225,000	1,775,188

Alpine Finance Merger Sub, LLC 144A sr. unsec. notes 6.875%, 8/1/25			60,000	61,050

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			871,000	870,700

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			61,000	63,745

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			110,000	114,400

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			200,000	211,062

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			220,000	229,350

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			235,000	248,513

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			430,000	445,050

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			405,000	434,488

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			158,000	63,595

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			125,000	133,750

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			80,000	86,500

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			245,000	252,963

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			367,000	381,680

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			365,000	396,025

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			51,000	57,120

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			80,000	86,700

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			349,000	330,550

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			405,000	415,469

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			445,000	450,979

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			75,000	77,250

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			90,000	92,250

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			119,000	122,570

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			70,000	71,509

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			143,000	142,106

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			560,000	575,512

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			375,000	396,563

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			150,000	159,000

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			250,000	254,636

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			750,000	723,356

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			210,000	227,063

Eldorado Resorts, Inc. 144A sr. unsec. unsub. notes 6.00%, 4/1/25			75,000	79,500

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			160,000	164,800

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			395,000	431,653

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			282,000	308,764

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			830,000	854,435

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			145,000	152,309

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			802,000	797,358

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18			241,000	243,824

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			137,000	139,733

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			55,000	55,234

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			179,000	190,859

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			110,000	120,152

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			255,000	260,100

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	227,000	181,173

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$460,000	531,495

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			310,000	323,950

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			155,000	157,325

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			1,330,000	1,391,513

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			410,000	416,198

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			89,000	99,260

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			421,000	457,826

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			390,000	398,775

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			395,000	431,427

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			50,000	50,810

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			169,000	132,665

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			270,000	273,038

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			265,000	284,544

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			465,000	510,338

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			425,000	444,125

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			90,000	97,650

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			185,000	181,994

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			120,000	118,200

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			115,000	118,738

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			85,000	88,825

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			215,000	228,370

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			141,000	149,813

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			255,000	267,113

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			120,000	121,800

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			315,000	329,175

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			65,000	66,381

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			305,000	313,327

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			225,000	249,278

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			45,000	47,644

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			140,000	154,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			165,000	184,800

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			180,000	177,234

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			472,000	476,720

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			180,000	120,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			145,000	69,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			120,000	66,300

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			250,000	253,125

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			140,000	143,500

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			95,000	98,325

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			180,000	186,750

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			55,000	57,288

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			185,000	186,269

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			690,000	694,246

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			120,000	125,700

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			155,000	162,169

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			175,000	178,281

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			172,000	177,590

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			140,000	139,300

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			135,000	135,844

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			100,000	89,000

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			390,000	400,204

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			293,000	341,345

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			380,000	404,700

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			200,000	204,386

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			110,000	109,072

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			535,000	556,400

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			320,000	323,200

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			240,000	258,009

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27			332,000	319,597

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			165,000	172,013

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			820,000	898,925

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			50,000	49,563

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			275,000	292,875

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			530,000	543,913

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			157,000	166,813

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			1,035,000	1,041,469

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			330,000	339,900

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			415,000	417,540

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			110,000	117,986

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			6,000	6,300

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			85,000	91,056

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			340,000	358,275

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			1,045,000	1,065,900

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			215,000	209,625

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			800,000	805,408

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			270,000	254,719

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			45,000	45,225

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			885,000	886,543

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			140,000	146,650

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			42,000	43,785

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			270,000	267,638

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			210,000	222,845

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			105,000	112,117

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			540,000	760,615

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			80,000	81,756

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			30,000	32,703

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			195,000	199,875

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			165,000	162,731

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			355,000	365,966

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			210,000	229,817

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			215,000	220,241

				39,616,524
Consumer staples (0.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			120,000	124,350

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			80,000	81,700

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			215,000	213,643

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			5,000	5,740

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			138,000	146,987

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			545,000	552,535

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			1,527,000	1,723,435

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			1,158,000	1,193,053

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			1,125,000	1,140,084

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			321,000	320,606

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			355,000	550,028

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			350,000	349,505

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			260,000	280,150

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			455,000	473,200

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			180,000	186,300

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			230,000	239,775

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			409,000	432,006

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26			205,000	194,637

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			135,000	137,392

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			438,000	480,089

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			885,000	890,473

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			10,166	11,445

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			158,169	169,378

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			145,000	152,613

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			470,000	463,283

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			308,000	399,817

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			226,000	256,658

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			190,000	159,363

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			235,000	241,556

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			230,000	229,138

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			505,000	503,540

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			200,000	210,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			200,000	208,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			145,000	148,081

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			340,000	437,299

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			180,000	223,032

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,097,000	1,136,766

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			60,000	61,800

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			155,000	158,681

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			56,000	72,658

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			174,000	209,742

Molson Coors Brewing Co. 144A company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19			1,155,000	1,153,413

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			707,000	750,683

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			65,000	61,071

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			879,000	878,786

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			90,000	90,225

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			91,000	93,730

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			225,000	195,750

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			196,000	180,320

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			335,000	328,928

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			132,000	144,421

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			188,000	212,164

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			25,000	24,947

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			240,000	247,205

				19,531,181
Energy (1.2%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			130,000	136,663

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			460,000	463,450

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			55,000	55,688

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			178,000	178,388

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			126,000	127,260

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			15,000	15,708

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			124,000	125,808

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			145,000	145,000

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			14,000	12,338

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			270,000	266,645

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			185,000	186,547

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			145,000	124,700

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			170,000	113,900

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			382,000	241,615

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			230,000	228,833

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			780,000	819,975

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			435,000	414,393

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			545,000	581,106

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			640,000	656,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			40,000	36,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			200,000	211,500

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			90,000	88,425

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			110,000	108,900

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19			720,000	717,903

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			871,000	870,493

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			459,000	472,770

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			905,000	923,100

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			885,000	883,366

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			185,000	154,475

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			120,000	109,874

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			55,000	53,969

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			185,000	176,675

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			165,000	165,000

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			173,000	166,945

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			270,000	267,638

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			195,000	117,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			252,000	240,030

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			385,000	390,775

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			100,000	99,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			300,000	316,875

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			398,000	312,430

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			155,000	115,475

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			65,000	64,838

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			30,000	30,443

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.746%, 6/15/20			70,000	70,175

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			60,000	67,800

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			80,000	92,085

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			315,000	328,388

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			240,000	242,400

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			90,000	87,300

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			120,000	93,300

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			80,000	61,800

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			80,000	72,800

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			340,000	363,865

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			380,000	381,294

Murray Energy Corp. 144A notes 11.25%, 4/15/21			200,000	151,000

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			375,000	356,175

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			185,000	194,713

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			90,000	93,150

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			275,000	217,594

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			245,000	144,244

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			75,000	72,563

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			165,000	160,050

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46			490,000	509,328

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			90,000	90,675

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	414,243

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			720,000	761,760

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			1,368,000	1,345,086

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			417,000	479,550

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			307,000	343,650

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,086,000	1,103,648

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			65,000	67,031

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			515,000	190,550

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			300,000	265,950

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			250,000	243,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,125,000	1,187,096

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			250,000	253,225

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,141,000	1,109,086

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			10,000	8,725

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			225,000	223,875

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			445,000	453,900

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			90,000	85,500

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			135,000	129,938

Sabine Pass Liquefaction, LLC sr. notes 5.875%, 6/30/26			350,000	391,175

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			155,000	172,594

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			497,000	529,043

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28			405,000	409,176

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			180,000	174,150

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			105,000	109,200

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			180,000	188,100

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			80,000	8

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			179,000	18

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			200,000	194,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			110,000	110,489

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			223,000	216,868

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			105,000	92,925

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			145,000	138,429

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			48,000	45,840

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			170,000	161,500

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			455,000	444,747

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			110,000	126,801

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			155,000	160,425

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			75,000	77,250

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			115,000	120,750

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			660,000	678,480

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			147,000	150,261

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			55,000	55,000

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			100,000	104,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			235,000	301,388

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			11,000	13,090

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			487,000	506,955

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			258,000	270,363

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			75,000	81,375

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			275,000	288,750

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			344,000	340,560

				31,159,888
Financials (3.3%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			420,000	422,271

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			540,000	539,615

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			405,000	415,750

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			165,000	166,650

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			125,000	132,813

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			407,000	498,575

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			101,000	114,888

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			146,000	148,526

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			535,000	563,088

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			109,000	117,584

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			230,000	234,600

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			750,000	833,405

American Express Co. sr. unsec. notes 7.00%, 3/19/18			617,000	639,934

American Express Co. sr. unsec. notes 6.15%, 8/28/17			1,053,000	1,059,919

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			387,000	522,450

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)			775,000	781,153

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			280,000	265,300

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)			900,000	899,506

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	220,997

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			425,000	436,951

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			305,000	343,506

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			185,000	185,055

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			465,000	504,525

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			75,000	83,395

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			1,055,000	1,019,481

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			1,227,000	1,228,877

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			115,000	114,479

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			565,000	565,244

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			1,030,000	1,256,227

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)			685,000	689,283

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			505,000	507,010

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			885,000	884,596

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)			280,000	286,241

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			90,000	97,042

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			215,000	226,583

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			110,000	110,182

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			325,000	347,489

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			970,000	997,073

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			190,000	205,260

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			170,000	187,179

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			610,000	682,842

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			190,000	191,585

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			236,000	256,996

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			137,000	142,735

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			339,000	360,916

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			62,000	63,550

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			87,000	93,743

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			342,000	368,505

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			49,000	51,450

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			14,000	14,984

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			324,000	347,176

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			42,000	43,995

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			376,000	417,125

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20			835,000	842,989

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			1,510,000	1,534,559

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			240,000	251,927

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			160,000	177,924

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20			1,175,000	1,173,900

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			405,000	428,895

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			815,000	983,255

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)			985,000	987,123

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			385,000	385,262

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			85,000	88,400

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			318,000	325,950

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			490,000	520,013

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			795,000	821,776

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)			730,000	734,686

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			190,000	112,100

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			100,000	125,556

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			16,000	17,051

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			235,000	243,519

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			385,000	400,276

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			156,000	158,730

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			230,000	246,714

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			1,586,000	1,726,183

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			335,000	363,537

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			1,285,000	1,307,241

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			1,900,000	1,910,118

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			930,000	940,149

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			494,000	496,191

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			122,000	158,378

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			100,000	110,658

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			195,000	204,462

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			155,000	156,237

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			110,000	112,898

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			833,000	1,310,409

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			688,000	775,351

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			130,000	133,929

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			30,000	30,075

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			234,000	243,945

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20			640,000	642,273

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			155,000	161,603

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			150,000	156,375

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			92,000	94,703

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			174,000	178,133

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			1,960,000	2,212,409

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			14,000	12,583

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			146,000	164,980

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			100,000	102,500

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			55,000	55,550

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			488,000	508,130

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			363,000	377,339

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			690,000	685,986

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			882,000	882,630

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			1,350,000	1,336,179

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26			115,000	119,115

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			962,000	967,199

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			160,000	169,276

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			355,000	398,869

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			1,054,000	1,312,894

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			210,000	238,267

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			200,000	208,271

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			185,000	209,744

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			265,000	275,600

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			305,000	309,749

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)			985,000	1,085,917

MetLife, Inc. sr. unsec. unsub. notes 7.717%, 2/15/19			1,660,000	1,813,177

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			330,000	358,898

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			155,000	157,596

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			100,000	109,000

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			385,000	407,353

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			255,000	266,322

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			1,365,000	1,374,814

National Australia Bank, Ltd. 144A sr. unsec. FRN 1.911%, 12/9/19 (Australia)			725,000	730,059

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)			1,180,000	1,179,057

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			310,000	316,975

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 9.375%, 8/15/39			135,000	223,830

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			250,000	242,813

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)			365,000	362,592

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			125,000	131,250

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			120,000	126,150

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			515,000	522,618

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20			570,000	568,992

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			234,000	252,081

Protective Life Global Funding 144A notes 2.262%, 4/8/20			520,000	519,621

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			295,000	302,375

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			160,000	169,600

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			388,000	426,315

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			144,000	152,640

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			75,000	80,790

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)			1,095,000	1,096,889

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			885,000	890,537

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			285,000	305,460

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			205,000	211,560

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			515,000	527,213

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			400,000	428,124

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			280,000	289,155

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			355,000	379,423

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			220,000	239,250

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			35,000	35,469

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			35,000	35,145

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)			3,655,000	3,670,735

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			375,000	376,226

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			95,000	106,638

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			90,000	93,609

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			255,000	262,193

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			101,000	103,525

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			107,000	111,815

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			235,000	240,288

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			570,000	661,200

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			56,000	53,200

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			507,000	503,035

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			110,000	147,194

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			240,000	253,200

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)			630,000	629,580

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			206,000	222,081

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)			508,000	528,983

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)			1,045,000	1,060,351

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			245,000	249,288

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			410,000	428,220

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			85,000	89,675

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			2,000,000	2,215,490

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			300,000	321,695

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,816,000	1,881,714

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			400,000	432,000

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			440,000	487,850

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			280,000	282,100

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			220,000	234,215

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			2,530,000	2,534,949

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			245,000	241,380

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			95,000	98,207

				89,048,723
Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			14,000	14,281

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			240,000	242,027

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			820,000	829,506

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			135,000	145,728

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			121,000	124,729

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)			595,000	597,484

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			190,000	182,638

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			345,000	358,136

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			270,000	364,239

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			885,000	892,459

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			916,000	952,252

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			786,000	788,485

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			465,000	486,325

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			245,000	264,889

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			65,000	66,788

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			180,000	187,875

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			125,000	129,044

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			594,000	519,008

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			35,000	35,175

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			90,000	87,638

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			235,000	250,745

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			180,000	27,000

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			45,000	33,975

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			90,000	92,588

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			310,000	252,650

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			285,000	239,400

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			120,000	100,200

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			120,000	125,100

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			370,000	399,045

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			532,000	580,545

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			690,000	714,150

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			260,000	275,275

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			244,000	248,880

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			48,000	55,260

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			180,000	189,675

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			554,000	574,615

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			130,000	146,250

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	109,688

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			763,000	762,199

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			140,000	148,225

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			55,000	55,413

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			530,000	531,325

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			359,000	376,009

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			227,000	216,785

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			389,000	413,313

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			168,000	173,040

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			445,000	469,987

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			435,000	424,790

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			305,000	302,308

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			105,000	108,150

Tenet Healthcare Corp. company guaranty sr. FRN 4.746%, 6/15/20			185,000	186,850

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			305,000	321,775

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			31,000	32,085

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			174,000	186,398

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			259,000	245,967

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			396,000	406,566

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			310,000	334,515

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			55,000	60,582

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			245,000	248,496

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			245,000	246,541

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			340,000	287,725

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			363,000	311,273

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			14,000	12,635

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			85,000	72,143

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			305,000	294,706

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			270,000	283,838

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			90,000	94,388

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			130,000	136,175

				19,427,949
Technology (0.6%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47			655,000	694,705

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			150,000	156,004

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			2,325,000	2,347,766

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			262,000	283,264

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			314,000	313,946

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			305,000	244,763

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			785,000	806,117

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,272,000	1,398,254

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			187,000	241,339

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,151,000	1,249,031

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			45,000	47,138

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			885,000	884,899

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			170,000	189,836

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			385,000	410,988

First Data Corp. 144A notes 5.75%, 1/15/24			225,000	233,719

First Data Corp. 144A sr. notes 5.375%, 8/15/23			180,000	188,100

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			390,000	380,126

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			300,000	319,500

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			525,000	540,750

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			365,000	377,775

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			65,000	67,113

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			890,000	889,782

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			231,000	245,438

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			80,000	82,800

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			84,000	87,360

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			180,000	188,325

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27			575,000	592,291

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			355,000	341,644

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			60,000	74,465

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			250,000	262,007

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21			1,650,000	1,614,406

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			550,000	527,761

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			355,000	356,421

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			200,000	209,250

				16,847,083
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			480,000	454,800

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			105,000	127,471

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			95,000	119,709

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			240,000	246,047

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			76,960	84,560

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			45,000	45,099

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			113,000	111,042

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			150,775	156,240

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			501,000	522,293

				1,867,261
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			99,000	114,593

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			435,000	455,663

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			59,000	60,106

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			227,000	259,915

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			465,000	519,263

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			35,000	38,190

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			7,000	8,993

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			185,000	189,407

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			325,000	304,688

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			42,000	43,365

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			34,000	35,020

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			30,000	33,538

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			624,000	668,990

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			130,000	136,693

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20			390,000	389,655

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			180,000	177,750

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			95,000	97,969

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			65,000	63,050

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			515,000	552,611

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			5,000	6,420

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			165,000	176,289

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			303,000	303,701

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			505,000	526,285

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			410,000	434,600

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			155,000	167,769

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			795,000	794,756

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			85,000	94,642

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			75,000	80,705

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			531,000	558,538

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)			220,000	196,900

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			143,000	85,085

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47			540,000	555,655

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			255,000	257,188

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			270,000	274,658

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			155,000	155,948

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			157,000	197,409

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			235,000	310,071

Nevada Power Co. mtge. notes 7.125%, 3/15/19			115,000	124,882

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			185,000	191,013

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			285,000	285,356

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			119,000	122,868

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			205,000	203,066

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			45,000	54,308

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			80,000	85,172

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			405,000	395,917

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			112,000	144,523

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			425,000	450,722

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			15,000	15,416

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			75,000	94,501

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			775,000	744,969

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			72,000	74,709

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			185,000	188,238

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			90,000	225

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			411,000	428,521

Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20			20,000	22,093

				12,952,577

Total corporate bonds and notes (cost $290,564,690)				$299,744,325

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)

Government National Mortgage Association, Ser. 3597, Class MA 3.500%, 04/20/46(i)			$140,387	$146,218

Government National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 3/15/46 to 3/20/46			955,053	1,032,480
3.50%, with due dates from 3/20/47 to 5/20/47			31,755,449	32,933,095
3.50%, TBA, 7/1/47			7,000,000	7,249,375

				41,361,168
U.S. Government Agency Mortgage Obligations (3.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45			12,332,379	12,985,688

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 7/1/47			8,000,000	9,007,500
4.50%, with due dates from 2/1/39 to 4/1/39			69,976	75,563
4.00%, 12/1/44			4,656,982	4,901,473
4.00%, TBA, 7/1/47			1,000,000	1,051,016
3.50%, with due dates from 9/1/45 to 6/1/56			33,508,879	34,452,158
3.00%, with due dates from 4/1/46 to 3/1/47			7,965,659	7,977,938
3.00%, 12/1/31			12,013,616	12,345,398
3.00%, TBA, 7/1/47			3,000,000	2,996,016
3.00%, TBA, 7/1/32			4,000,000	4,104,688

				89,897,438

Total U.S. government and agency mortgage obligations (cost $131,376,755)				$131,258,606

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
0.875%, 05/31/18(i)			$141,000	$140,603
1.125%, 09/30/21(i)			107,000	104,395
0.750%, 10/31/17(i)			47,000	47,008

Total U.S. treasury obligations (cost $292,006)				$292,006

MORTGAGE-BACKED SECURITIES (2.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, 19.547%, 11/15/35			$70,476	$102,271
IFB Ser. 3249, Class PS, 18.451%, 12/15/36			41,594	58,162
IFB Ser. 3065, Class DC, 16.383%, 3/15/35			64,187	92,624
IFB Ser. 2990, Class LB, 13.984%, 6/15/34			63,774	76,640
IFB Ser. 3829, Class AS, IO, 5.791%, 3/15/41			1,876,621	352,526
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 3.866%, 10/25/24			77,629	78,157
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.816%, 12/25/27			748,405	768,245
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M2, 3.616%, 8/25/24			47,567	47,658
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 3.416%, 10/25/28			531,000	541,007
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 3.416%, 3/25/25			215,959	218,302
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.466%, 10/25/28			180,380	180,775
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 2.416%, 11/25/28			137,858	138,248
Ser. 3326, Class WF, zero %, 10/15/35			1,709	1,292
Ser. 1208, Class F, PO, zero %, 2/15/22			346	332

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36			20,118	36,633
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36			36,380	56,868
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37			60,332	88,769
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35			44,959	58,542
IFB Ser. 12-58, Class SM, IO, 5.284%, 6/25/42			2,269,101	388,125
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,801,549	165,310
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.566%, 1/25/29			206,670	208,308
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 2.416%, 7/25/24			53,616	53,709
FRB Ser. 01-50, Class B1, IO, 0.404%, 10/25/41			600,115	7,126
FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42			418,964	4,975
Ser. 01-79, Class BI, IO, 0.299%, 3/25/45			266,123	2,443
Ser. 03-34, Class P1, PO, zero %, 4/25/43			14,094	11,697

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			668,266	141,440
IFB Ser. 13-99, Class AS, IO, 4.838%, 6/20/43			1,591,587	308,019
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			24,181	3,176
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			141,329	28,111
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			138,091	5,519
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			2,146,728	252,498
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,381,527	340,442
Ser. 15-H25, Class BI, IO, 1.993%, 10/20/65			5,631,859	571,070
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65			3,044,949	274,045
Ser. 15-H24, Class BI, IO, 1.613%, 8/20/65			6,232,393	382,046

				6,045,110
Commercial mortgage-backed securities (1.4%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49			266,840	1,208

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51			2,527,512	1,275

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.565%, 11/10/41			100,753	953
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42			48,241	8
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			1,443,616	—

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.244%, 2/11/41			7,973	20

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39			315,813	246,107
FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39 (In default)(NON)			261,000	133,408
FRB Ser. 06-PW14, Class X1, IO, 0.568%, 12/11/38			662,062	9,964

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.60%, 7/15/29			50,641	1,107

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.744%, 12/11/49			74,235	7

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.281%, 4/15/44			214,735	103,266
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47			562,000	566,821

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			382,000	396,810
FRB Ser. 14-GC21, Class XA, IO, 1.419%, 5/10/47			5,196,696	353,833
FRB Ser. 14-GC19, Class XA, IO, 1.382%, 3/10/47			4,906,478	275,253

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 2.168%, 9/10/45			5,221,797	377,431
FRB Ser. 06-C5, Class XC, IO, 0.626%, 10/15/49			5,715,244	4,001

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.061%, 5/15/46			562,000	567,322

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47			354,000	361,965
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47			1,049,000	1,024,019
Ser. 13-CR13, Class AM, 4.449%, 12/10/23			325,000	351,033
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			341,000	357,759
FRB Ser. 14-LC15, Class XA, IO, 1.508%, 4/10/47			16,717,531	916,622
FRB Ser. 13-CR11, Class XA, IO, 1.308%, 8/10/50			8,410,882	430,578
FRB Ser. 14-CR17, Class XA, IO, 1.306%, 5/10/47			8,119,204	413,267
FRB Ser. 14-UBS6, Class XA, IO, 1.18%, 12/10/47			6,928,157	356,800

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.303%, 7/10/46			476,000	505,304
Ser. 13-LC13, Class E, 3.719%, 8/10/46			458,000	308,280
FRB Ser. 06-C8, Class XS, IO, 0.825%, 12/10/46			6,750,573	115

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.758%, 2/15/40			6,914,881	3,043
FRB Ser. 07-C2, Class AX, IO, 0.113%, 1/15/49			1,634,906	8

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			33,432	33,827
FRB Ser. 03-C3, Class AX, IO, 2.252%, 5/15/38			68,063	4

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.942%, 4/15/50			1,302,000	1,137,306

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.51%, 12/15/49			1,061,000	1,079,438

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44			1,844,000	1,910,384

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.11%, 7/10/45			1,117,257	2

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.437%, 12/10/49			11,058,946	25,575

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.783%, 5/10/43			217,339	600

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.731%, 2/10/46			5,497,510	361,956

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46			186,000	178,820

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			286,000	281,967
FRB Ser. 14-GC22, Class XA, IO, 1.19%, 6/10/47			9,375,925	475,472

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45			209,000	202,646
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44			872,000	884,675
FRB Ser. 11-GC5, Class C, 5.566%, 8/10/44			450,000	484,942
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46			739,000	657,193
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			12,368	—

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.759%, 10/15/45			315,000	323,597

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.821%, 4/15/47			642,000	668,060
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46			609,000	613,042
FRB Ser. 13-C17, Class XA, IO, 1.101%, 1/15/47			9,777,854	406,270

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-LC9, Class D, 4.535%, 12/15/47			165,000	167,541
FRB Ser. 12-LC9, Class E, 4.535%, 12/15/47			355,000	331,215

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.824%, 12/15/44			388,130	385,984
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			130,471	132,875
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			5,909	5,930
FRB Ser. 13-C10, Class C, 4.286%, 12/15/47			2,077,000	2,069,829
FRB Ser. 13-LC11, Class XA, IO, 1.563%, 4/15/46			17,556,577	1,004,938
FRB Ser. 06-CB17, Class X, IO, 0.852%, 12/12/43			1,103,479	7,397
FRB Ser. 06-LDP8, Class X, IO, 0.534%, 5/15/45			694,933	8
FRB Ser. 07-LDPX, Class X, IO, 0.315%, 1/15/49			1,733,275	19,071

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.533%, 2/12/51			160,000	156,800
FRB Ser. 12-C6, Class E, 5.299%, 5/15/45			943,000	849,360
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45			458,000	449,619
FRB Ser. 05-CB12, Class X1, IO, 0.433%, 9/12/37			243,111	587

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.458%, 2/15/40			85,218	7

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.639%, 9/15/40			711,873	7,778
FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39			6,083,870	36,890
FRB Ser. 05-C7, Class XCL, IO, 0.481%, 11/15/40			359,232	2,207
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			116,838	7

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.345%, 4/20/48			788,000	690,422

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.68%, 8/12/39			187,759	691
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			116,297	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44			12,114	563
FRB Ser. 06-C4, Class X, IO, 3.371%, 7/15/45			72,083	995

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45			652,000	668,235
FRB Ser. 14-C17, Class XA, IO, 1.401%, 8/15/47			5,661,721	293,730

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			312,000	96,080
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			81,771	81,403

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49			647,000	669,580
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49			545,000	544,330

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.192%, 8/10/49			284,000	299,024
FRB Ser. 12-C4, Class XA, IO, 1.89%, 12/10/45			7,667,255	512,435

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44			400,000	397,897
FRB Ser. 06-C29, IO, 0.494%, 11/15/48			3,704,908	148
FRB Ser. 07-C34, IO, 0.461%, 5/15/46			1,950,438	1,170

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.066%, 6/15/45			5,045,040	1,009
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			120,250	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.431%, 7/15/46			280,000	298,679
FRB Ser. 13-LC12, Class C, 4.431%, 7/15/46			408,000	416,405
FRB Ser. 14-LC16, Class XA, IO, 1.548%, 8/15/50			6,990,653	403,361

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46			655,000	606,161

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			446,000	461,655
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46			177,000	179,954
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			287,000	305,942
Ser. 13-C11, Class AS, 3.311%, 3/15/45			412,000	419,017
FRB Ser. 14-C24, Class XA, IO, 1.107%, 11/15/47			10,512,665	537,542
FRB Ser. 14-C22, Class XA, IO, 1.072%, 9/15/57			24,170,498	1,114,985

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.861%, 11/15/44			273,000	300,343
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44			515,000	526,021
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44			819,000	769,369
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44			707,000	716,545
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46			437,000	379,065
Ser. 14-C19, Class D, 4.234%, 3/15/47			70,000	59,759
FRB Ser. 12-C9, Class XA, IO, 2.233%, 11/15/45			5,239,990	403,636
FRB Ser. 12-C10, Class XA, IO, 1.794%, 12/15/45			3,530,604	233,903
FRB Ser. 13-C12, Class XA, IO, 1.512%, 3/15/48			1,605,258	81,173
FRB Ser. 12-C9, Class XB, IO, 0.864%, 11/15/45			10,038,000	337,317

				36,229,950
Residential mortgage-backed securities (non-agency) (0.5%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.15%, 5/25/35			907,931	926,090

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46			1,548,732	1,455,808
FRB Ser. 05-27, Class 1A1, 1.562%, 8/25/35			275,313	223,142
FRB Ser. 05-59, Class 1A1, 1.542%, 11/20/35			769,250	717,089
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46			1,776,038	1,633,955

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.366%, 11/25/28			400,000	463,252
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.866%, 10/25/28			280,000	313,209

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.116%, 10/25/28			906,380	1,055,532
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.916%, 4/25/28			856,640	975,293
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.766%, 4/25/28			470,000	528,357
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.216%, 7/25/25			20,000	22,106
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.466%, 4/25/29			50,000	55,072

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 2.016%, 2/25/34			515,323	499,174

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.981%, 2/25/35			283,582	285,798

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 2.041%, 8/25/34			256,023	253,463

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			160,000	132,000

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, 2.341%, 10/25/33			285,829	280,855

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1.376%, 4/25/36			263,270	258,815

Vericrest Opportunity Loan Transfer LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47			550,000	550,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 2.953%, 12/25/36			467,315	445,332
FRB Ser. 05-AR9, Class A1C3, 2.176%, 7/25/45			428,858	416,421
FRB Ser. 05-AR19, Class A1C3, 1.716%, 12/25/45			104,755	102,136
FRB Ser. 05-AR13, Class A1C3, 1.706%, 10/25/45			269,152	262,904
FRB Ser. 04-AR12, Class A2B, 1.676%, 10/25/44			673,148	638,346
FRB Ser. 05-AR11, Class A1B3, 1.616%, 8/25/45			615,185	587,317

				13,081,466

Total mortgage-backed securities (cost $55,206,750)				$55,356,526

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$335,000	$342,873

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%, 7/6/36 (Argentina)			175,000	173,688

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			250,000	251,250

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			438,000	453,768

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			490,000	513,888

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	3,896	1,177,697

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			$615,000	701,100

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			959,000	1,077,920

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			189,000	198,614

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			430,000	464,775

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			200,000	215,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	355,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			690,000	719,546

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			285,000	286,425

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,200,000	1,299,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			270,000	284,519

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	776,000	224,632

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			$200,000	207,256

Total foreign government and agency bonds and notes (cost $9,503,591)				$8,947,826

WARRANTS (0.2%)(a)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	3/22/18	$0.00	$33,539	$1,176,590

Halcon Resources Corp.	9/9/20	14.04	2,341	1,451

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	0.00	99,750	475,245

Herfy Food Services Co. 144A (Saudi Arabia)(NON)	2/7/19	0.00	48,383	727,780

Jiangsu NHWA Pharmaceutical Co., Ltd. 144A (China)(NON)	7/27/18	0.00	263,755	588,629

Shanghai International Airport Co., Ltd. 144A (China)(NON)	5/7/18	0.00	214,200	1,178,187

Wuliangye Yibin Co., Ltd. 144A (China)	4/12/18	0.00	123,000	1,009,835

Total warrants (cost $4,450,116)				$5,157,717

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%, 5/29/20 (In default)(NON)			$386,811	$310,738

Brand Energy & Infrastructure Services, Inc. bank term loan FRN 5.491%, 6/21/24			440,000	438,020

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			651,923	776,603

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.045%, 5/8/21			636,583	638,970

CPG International, Inc. bank term loan FRN 4.897%, 5/3/24			90,695	90,506

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.408%, 3/31/24			126,108	126,160

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			379,611	349,242

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.339%, 10/25/20			241,170	180,576

PetSmart, Inc. bank term loan FRN Ser. B, 4.22%, 3/10/22			100,000	92,625

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.544%, 9/7/23			297,750	276,783

Total senior loans (cost $3,287,704)				$3,280,223

ASSET-BACKED SECURITIES (—%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 16-2, Class A, 2.417%, 3/10/19			$170,000	$170,000
FRB Ser. 16-4, Class A1, 2.317%, 5/10/19			221,000	221,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.116%, 2/25/49			732,000	732,000

Total asset-backed securities (cost $1,123,062)				$1,123,000

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,578	$216,209

Nine Point Energy 6.75% cv. pfd.(F)(NON)			34	34,000

Total convertible preferred stocks (cost $172,507)				$250,209

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

USD/CNH (Put)	Oct-17/CNH $6.70		$26,955,400	$51,512

USD/CNH (Put)	Oct-17/CNH 6.70		26,955,400	48,843

USD/JPY (Put)	Nov-17/JPY 107.00		16,148,550	114,073

Total purchased options outstanding (cost $415,766)				$214,428

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$83,000	$200,653

Total convertible bonds and notes (cost $79,009)				$200,653

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,720	$176,064

Total preferred stocks (cost $168,119)				$176,064

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Altaba, Inc.			3,100	$168,888

Total investment companies (cost $153,311)				$168,888

SHORT-TERM INVESTMENTS (17.3%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.650%, 7/3/17			$25,000,000	$24,999,992

Interest in $300,000,000 joint tri-party repurchase agreement dated 6/30/17 with RBC Capital Markets, LLC due 7/3/17 - maturity value of $60,554,449 for an effective yield of 1.080% (collateralized by various mortgage backed securities with coupon rates ranging from 2.335% to 7.000% and due dates ranging from 1/15/19 to 7/1/47, valued at $306,027,540)			60,549,000	60,549,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 6/30/17 with HSBC Bank USA, National Association due 7/3/17 - maturity value of $59,662,369 for an effective yield of 1.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 7/31/17 to 11/15/45, valued at $280,501,996)			59,657,000	59,657,000

Putnam Cash Collateral Pool, LLC 1.24%(AFF)		Shares	29,812,222	29,812,222

Putnam Short Term Investment Fund 1.07%(AFF)		Shares	257,437,630	257,437,630

U.S. Treasury Bills 0.940%, 8/24/17(SEGCCS)			$442,000	441,414

U.S. Treasury Bills 0.895%, 8/17/17(SEG)			2,210,000	2,207,503

U.S. Treasury Bills 0.847%, 8/10/17(SEG)(SEGSF)(SEGCCS)			1,448,000	1,446,668

U.S. Treasury Bills 0.863%, 8/3/17(SEGCCS)			194,000	193,858

U.S. Treasury Bills 0.819%, 7/20/17(SEG)(SEGSF)(SEGCCS)			6,531,000	6,528,590

U.S. Treasury Bills 0.802%, 7/13/17(SEG)(SEGCCS)			12,775,000	12,772,253

U.S. Treasury Bills 0.798%, 7/6/17(SEG)(SEGSF)			7,124,000	7,123,551

Total short-term investments (cost $463,167,375)				$463,169,681

TOTAL INVESTMENTS

Total investments (cost $2,514,512,973)(b)				$2,736,422,057

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $340,024,516) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$3,860,128	$3,796,189	$63,939
	Brazilian Real	Buy	7/3/17	4,989,284	5,194,733	(205,449)
	Brazilian Real	Sell	7/3/17	4,989,284	5,023,992	34,708
	British Pound	Buy	9/20/17	6,267,929	6,194,624	73,305
	Canadian Dollar	Sell	7/19/17	2,205,108	2,141,081	(64,027)
	Chilean Peso	Buy	7/19/17	5,186,209	5,180,373	5,836
	Chilean Peso	Sell	7/19/17	5,186,209	5,257,104	70,895
	Euro	Buy	9/20/17	9,561,362	9,398,187	163,175
	Hong Kong Dollar	Buy	8/16/17	1,000,676	1,004,919	(4,243)
	Indian Rupee	Buy	8/16/17	2,641,761	2,646,487	(4,726)
	Japanese Yen	Buy	8/16/17	312,484	313,811	(1,327)
	Mexican Peso	Buy	7/19/17	2,690,040	2,553,942	136,098
	Mexican Peso	Sell	7/19/17	2,690,040	2,525,520	(164,520)
	New Zealand Dollar	Buy	7/19/17	2,589,816	2,621,831	(32,015)
	Norwegian Krone	Sell	9/20/17	5,126,967	5,056,159	(70,808)
	Singapore Dollar	Buy	8/16/17	48,334	72,822	(24,488)
	Swedish Krona	Buy	9/20/17	2,778,676	2,703,725	74,951
Barclays Bank PLC
	Australian Dollar	Buy	7/19/17	1,149,846	1,146,874	2,972
	Canadian Dollar	Buy	7/19/17	5,561,904	5,386,070	175,834
	Canadian Dollar	Sell	7/19/17	5,561,904	5,429,809	(132,095)
	Euro	Buy	9/20/17	4,152,951	4,119,708	33,243
	Japanese Yen	Sell	8/16/17	2,571,370	2,582,707	11,337
	New Zealand Dollar	Buy	7/19/17	2,795,609	2,609,904	185,705
	New Zealand Dollar	Sell	7/19/17	2,778,026	2,646,822	(131,204)
	Swiss Franc	Buy	9/20/17	973,250	875,737	97,513
Citibank, N.A.
	Australian Dollar	Buy	7/19/17	2,102,891	2,137,188	(34,297)
	Brazilian Real	Buy	7/3/17	2,531,800	2,650,616	(118,816)
	Brazilian Real	Sell	7/3/17	2,531,800	2,447,862	(83,938)
	Canadian Dollar	Buy	7/19/17	2,680,562	2,607,465	73,097
	Danish Krone	Buy	9/20/17	1,181,393	1,161,807	19,586
	Euro	Buy	9/20/17	1,605,792	1,586,935	18,857
	Japanese Yen	Buy	8/16/17	2,967,475	2,982,976	(15,501)
	Mexican Peso	Buy	7/19/17	2,682,767	2,708,935	(26,168)
	Mexican Peso	Sell	7/19/17	2,682,767	2,666,996	(15,771)
	New Taiwan Dollar	Buy	8/16/17	29,576	33,643	(4,067)
	New Zealand Dollar	Sell	7/19/17	7,927,912	7,641,048	(286,864)
	Norwegian Krone	Buy	9/20/17	2,737,207	2,723,534	13,673
	South African Rand	Buy	7/19/17	2,704,511	2,734,033	(29,522)
	South African Rand	Sell	7/19/17	2,704,511	2,621,538	(82,973)
	Swedish Krona	Sell	9/20/17	1,359,970	1,320,055	(39,915)
Credit Suisse International
	Australian Dollar	Buy	7/19/17	3,905,544	3,874,795	30,749
	Canadian Dollar	Buy	7/19/17	2,723,526	2,621,178	102,348
	Canadian Dollar	Sell	7/19/17	2,723,526	2,703,545	(19,981)
	Euro	Buy	9/20/17	1,379,195	1,356,128	23,067
	Euro	Sell	9/20/17	1,361,879	1,360,633	(1,246)
	Japanese Yen	Sell	8/16/17	2,663,813	2,662,763	(1,050)
	New Zealand Dollar	Sell	7/19/17	1,100,910	1,088,701	(12,209)
	Swedish Krona	Sell	9/20/17	3,404,073	3,309,401	(94,672)
	Swiss Franc	Buy	9/20/17	6,994,367	6,922,690	71,677
Goldman Sachs International
	Australian Dollar	Sell	7/19/17	2,620,295	2,583,251	(37,044)
	Canadian Dollar	Buy	7/19/17	2,801,354	2,672,249	129,105
	Canadian Dollar	Sell	7/19/17	2,801,354	2,670,696	(130,658)
	Euro	Buy	9/20/17	2,389,251	2,418,076	(28,825)
	Indian Rupee	Buy	8/16/17	2,637,999	2,653,094	(15,095)
	Japanese Yen	Sell	8/16/17	7,026,698	7,310,564	283,866
	New Zealand Dollar	Sell	7/19/17	1,790,379	1,733,418	(56,961)
	Norwegian Krone	Sell	9/20/17	5,352,752	5,274,819	(77,933)
	South African Rand	Buy	7/19/17	5,176,314	5,170,077	6,237
	South African Rand	Sell	7/19/17	5,176,314	5,160,913	(15,401)
	Swedish Krona	Buy	9/20/17	2,771,166	2,689,655	81,511
	Swiss Franc	Sell	9/20/17	18,130	43,123	24,993
HSBC Bank USA, National Association
	Canadian Dollar	Buy	7/19/17	2,687,427	2,648,258	39,169
	Euro	Sell	9/20/17	2,142,127	2,200,433	58,306
	New Zealand Dollar	Buy	7/19/17	5,479,273	5,353,209	126,064
	Singapore Dollar	Sell	8/16/17	2,717,354	2,692,259	(25,095)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	3,915,841	3,865,668	50,173
	Brazilian Real	Buy	7/3/17	1,479	1,477	2
	Brazilian Real	Sell	7/3/17	1,479	1,550	71
	British Pound	Sell	9/20/17	2,241,315	2,254,293	12,978
	Canadian Dollar	Buy	7/19/17	39,184	3,930	35,254
	Czech Koruna	Buy	7/19/17	2,855,207	2,627,060	228,147
	Czech Koruna	Sell	7/19/17	2,855,207	2,589,160	(266,047)
	Euro	Buy	7/19/17	2,759,469	2,581,539	177,930
	Euro	Sell	7/19/17	2,759,469	2,605,704	(153,765)
	Euro	Buy	9/20/17	4,571,170	4,558,771	12,399
	Japanese Yen	Buy	8/16/17	4,983,684	5,006,104	(22,420)
	Mexican Peso	Buy	7/19/17	2,682,772	2,707,362	(24,590)
	Mexican Peso	Sell	7/19/17	2,682,772	2,684,752	1,980
	New Zealand Dollar	Sell	7/19/17	3,163,311	3,031,410	(131,901)
	Norwegian Krone	Sell	9/20/17	3,849,327	3,772,608	(76,719)
	Singapore Dollar	Buy	8/16/17	2,487,098	2,455,263	31,835
	Swedish Krona	Buy	9/20/17	1,964,420	1,822,439	141,981
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/19/17	6,043,553	5,956,552	87,001
	Canadian Dollar	Buy	7/19/17	2,505,159	2,429,273	75,886
	Czech Koruna	Buy	7/19/17	2,855,203	2,626,020	229,183
	Czech Koruna	Sell	7/19/17	2,855,203	2,591,748	(263,455)
	Euro	Buy	7/19/17	2,759,240	2,581,240	178,000
	Euro	Sell	7/19/17	2,759,240	2,600,167	(159,073)
	Euro	Buy	9/20/17	6,958,243	6,842,232	116,011
	Japanese Yen	Sell	8/16/17	2,579,060	2,590,570	11,510
	New Zealand Dollar	Buy	7/19/17	2,643,443	2,652,320	(8,877)
	Norwegian Krone	Sell	9/20/17	5,372,233	5,295,128	(77,105)
	Swedish Krona	Buy	9/20/17	2,816,038	2,699,755	116,283
	Swedish Krona	Sell	9/20/17	2,768,114	2,700,993	(67,121)
	Turkish Lira	Sell	9/20/17	186,291	183,471	(2,820)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/19/17	1,875,273	1,864,949	10,324
	British Pound	Sell	9/20/17	2,785,064	2,699,252	(85,812)
	Canadian Dollar	Buy	7/19/17	67,029	44,134	22,895
	Euro	Sell	9/20/17	31,077	22,056	(9,021)
	Japanese Yen	Buy	8/16/17	2,180,564	2,190,166	(9,602)
	New Zealand Dollar	Buy	7/19/17	1,578,799	1,634,120	(55,321)
	Norwegian Krone	Sell	9/20/17	2,709,509	2,675,000	(34,509)
	Singapore Dollar	Buy	8/16/17	89,762	130,420	(40,658)
	Swedish Krona	Buy	9/20/17	8,466,854	8,188,812	278,042
UBS AG
	Australian Dollar	Buy	7/19/17	1,823,863	1,916,109	(92,246)
	Canadian Dollar	Buy	7/19/17	2,819,480	2,743,523	75,957
	Euro	Buy	9/20/17	2,741,533	2,704,840	36,693
	Japanese Yen	Sell	8/16/17	2,748,044	2,816,219	68,175
	New Zealand Dollar	Sell	7/19/17	2,404,901	2,301,904	(102,997)
	Norwegian Krone	Sell	9/20/17	5,381,218	5,304,689	(76,529)
	Swedish Krona	Buy	9/20/17	2,813,725	2,703,632	110,093
	Turkish Lira	Buy	9/20/17	19,433	19,158	275
WestPac Banking Corp.
	Australian Dollar	Sell	7/19/17	1,411,584	1,363,259	(48,325)
	Canadian Dollar	Buy	7/19/17	2,801,354	2,671,207	130,147
	Canadian Dollar	Sell	7/19/17	2,760,627	2,746,791	(13,836)
	Euro	Buy	9/20/17	2,809,649	2,762,255	47,394
	New Zealand Dollar	Sell	7/19/17	2,646,740	2,521,773	(124,967)

Total						$481,815

FUTURES CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	282	$26,643,360	Sep-17	$88,252
Russell 2000 Index Mini (Long)	2,189	154,795,135	Sep-17	667,250
S&P 500 Index E-Mini (Long)	2,006	242,816,270	Sep-17	(685,845)
S&P Mid Cap 400 Index E-Mini (Long)	326	56,922,860	Sep-17	330,498
Tokyo Price Index (Long)	186	26,649,389	Sep-17	37,291
U.S. Treasury Bond 30 yr (Long)	63	9,682,313	Sep-17	69,765
U.S. Treasury Bond Ultra 30 yr (Long)	109	18,080,375	Sep-17	285,908
U.S. Treasury Bond Ultra 30 yr (Short)	6	995,250	Sep-17	(15,809)
U.S. Treasury Note 2 yr (Long)	280	60,510,625	Sep-17	(92,432)
U.S. Treasury Note 2 yr (Short)	162	35,009,719	Sep-17	50,334
U.S. Treasury Note 5 yr (Long)	497	58,564,461	Sep-17	(152,958)
U.S. Treasury Note 5 yr (Short)	411	48,430,571	Sep-17	108,565
U.S. Treasury Note 10 yr (Long)	236	29,625,375	Sep-17	(83,438)
U.S. Treasury Note 10 yr (Short)	850	106,701,563	Sep-17	285,528
U.S. Treasury Note Ultra 10 yr (Long)	6	808,875	Sep-17	(1,090)

Total				$891,819

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	$109,322

Total			$109,322

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $171,222) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

USD/CNH (Put)	Oct-17/CNH $6.60	$26,955,400	$15,958
USD/CNH (Put)	Oct-17/CNH 6.60	26,955,400	14,420
USD/JPY (Put)	Nov-17/JPY 103.00	16,148,550	46,040

Total			$76,418

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $6,128,672) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 7/1/47	$1,000,000	7/13/17	$1,051,015
Federal National Mortgage Association, 3.50%, 7/1/47	2,000,000	7/13/17	2,053,750
Federal National Mortgage Association, 3.00%, 7/1/47	3,000,000	7/13/17	2,996,016

Total			$6,100,781

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$39,581,100	(E)	$(80,138)	9/20/19	3 month USD-LIBOR-BBA	1.70%	$(65,927)
	69,871,600	(E)	141,348	9/20/19	1.70%	3 month USD-LIBOR-BBA	116,264
	56,033,200	(E)	290,664	9/20/27	2.20%	3 month USD-LIBOR-BBA	831,384
	13,626,300	(E)	(71,196)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(202,690)
	32,479,700	(E)	68,260	9/20/22	1.90%	3 month USD-LIBOR-BBA	222,831
	8,662,300	(E)	(18,558)	9/20/22	3 month USD-LIBOR-BBA	1.90%	(59,782)
	4,530,100	(E)	47,763	9/20/47	2.45%	3 month USD-LIBOR-BBA	143,991
	6,752,000	(E)	(71,506)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(214,932)
	4,091,000		(54)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	27,928
	152,500		(1)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	17
	152,500		(1)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	7

	Total		$306,581	$799,091
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$44,785	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$250
	765,574	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,794
	1,747	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	—
	137,848	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(428)
	31,731	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	85
	197,179	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(895)
	53,538	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	193
	264,944	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,088)
	897,291	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,129)
	299,465	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	161
Citibank, N.A.
	344,851	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,203)
baskets	756	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(1,978,274)
units	15,071	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(1,279,070)
Credit Suisse International
	$1,242,513	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(5,609)
	142,327	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	802
Goldman Sachs International
	66,631	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(38)
	11,577	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2
	110,883	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	618
	110,883	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	618
	501,573	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,780
	17,183	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	9
	20,636	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	11
	389,524	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	210
JPMorgan Securities LLC
	765,574	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,794)
	266,551	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,486)

Total		$—	$(3,266,481)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,367	$20,000	5/11/63	300 bp	$(959)
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	(2,410)
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	(4,693)
	Credit Suisse International
	CMBX NA A Index	A/P	9,562	294,000	5/11/63	200 bp	222
	CMBX NA A Index	A/P	12,800	408,000	5/11/63	200 bp	(252)
	CMBX NA A Index	A/P	32,886	625,000	5/11/63	200 bp	13,032
	CMBX NA A Index	A/P	1,104	30,000	1/17/47	200 bp	472
	CMBX NA A Index	A/P	3,286	79,000	1/17/47	200 bp	1,622
	CMBX NA BB Index	—	(22,098)	1,252,000	5/11/63	(500 bp)	207,226
	CMBX NA BB Index	—	(84,053)	511,000	1/17/47	(500 bp)	(2,412)
	CMBX NA BBB- Index	BBB-/P	13,550	107,000	5/11/63	300 bp	1,106
	CMBX NA BBB- Index	BBB-/P	242,603	2,269,000	5/11/63	300 bp	(21,281)
	CMBX NA BBB- Index	BBB-/P	46,862	634,000	1/17/47	300 bp	(9,437)
	CMBX NA BBB- Index	BBB-/P	56,754	718,000	1/17/47	300 bp	(7,005)
	Goldman Sachs International
	CMBX NA BB Index	—	(43,273)	423,000	5/11/63	(500 bp)	34,207
	CMBX NA BB Index	—	(6,961)	46,000	1/17/47	(500 bp)	388
	CMBX NA A Index	A/P	6,453	124,000	5/11/63	200 bp	2,514
	CMBX NA A Index	A/P	6,277	124,000	5/11/63	200 bp	2,338
	CMBX NA A Index	A/P	6,277	124,000	5/11/63	200 bp	2,338
	CMBX NA A Index	A/P	7,495	246,000	5/11/63	200 bp	(360)
	CMBX NA A Index	A/P	7,609	246,000	5/11/63	200 bp	(247)
	CMBX NA A Index	A/P	12,800	408,000	5/11/63	200 bp	(252)
	CMBX NA A Index	A/P	34,350	570,000	5/11/63	200 bp	16,243
	CMBX NA A Index	A/P	36,538	718,000	5/11/63	200 bp	13,730
	CMBX NA A Index	A/P	43,863	870,000	1/17/47	200 bp	25,535
	CMBX NA BB Index	—	(86,296)	425,000	1/17/47	(500 bp)	(18,395)
	CMBX NA BB Index	—	(16,548)	101,000	1/17/47	(500 bp)	(412)
	CMBX NA BBB- Index	BBB-/P	2,769	35,000	5/11/63	300 bp	(1,301)
	CMBX NA BBB- Index	BBB-/P	4,769	70,000	5/11/63	300 bp	(3,372)
	CMBX NA BBB- Index	BBB-/P	3,651	70,000	5/11/63	300 bp	(4,490)
	CMBX NA BBB- Index	BBB-/P	7,764	92,000	5/11/63	300 bp	(2,936)
	CMBX NA BBB- Index	BBB-/P	11,477	136,000	5/11/63	300 bp	(4,340)
	CMBX NA BBB- Index	BBB-/P	12,435	144,000	5/11/63	300 bp	(4,313)
	CMBX NA BBB- Index	BBB-/P	11,950	247,000	5/11/63	300 bp	(16,776)
	CMBX NA BBB- Index	BBB-/P	31,899	262,000	5/11/63	300 bp	1,429
	CMBX NA BBB- Index	BBB-/P	67,247	717,000	5/11/63	300 bp	(16,140)
	CMBX NA BBB- Index	BBB-/P	65,023	865,000	5/11/63	300 bp	(35,576)
	CMBX NA BBB- Index	BBB-/P	1,911	22,000	1/17/47	300 bp	(42)
	CMBX NA BBB- Index	BBB-/P	3,694	53,000	1/17/47	300 bp	(1,012)
	CMBX NA BBB- Index	BBB-/P	30,155	354,000	1/17/47	300 bp	(1,280)
	CMBX NA BBB- Index	BBB-/P	43,869	557,000	1/17/47	300 bp	(5,593)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	12,641	383,000	5/11/63	200 bp	474
	CMBX NA A Index	A/P	13,363	408,000	5/11/63	200 bp	311
	CMBX NA A Index	A/P	13,700	453,000	5/11/63	200 bp	(690)
	CMBX NA A Index	A/P	31,011	527,000	5/11/63	200 bp	14,270
	CMBX NA A Index	A/P	38,013	786,000	5/11/63	200 bp	13,045
	CMBX NA A Index	A/P	132,217	2,194,000	5/11/63	200 bp	62,521
	CMBX NA A Index	A/P	13,857	316,000	1/17/47	200 bp	7,200
	CMBX NA BB Index	—	(22,203)	167,000	5/11/63	(500 bp)	8,386
	CMBX NA BB Index	—	(12,657)	88,000	5/11/63	(500 bp)	3,462
	CMBX NA BB Index	—	(11,389)	81,000	5/11/63	(500 bp)	3,448
	CMBX NA BB Index	—	(91,246)	533,000	1/17/47	(500 bp)	(6,090)
	CMBX NA BB Index	—	(21,925)	135,000	1/17/47	(500 bp)	(356)
	CMBX NA BBB- Index	BBB-/P	4,234	29,000	5/11/63	300 bp	861
	CMBX NA BBB- Index	BBB-/P	1,974	32,000	5/11/63	300 bp	(1,748)
	CMBX NA BBB- Index	BBB-/P	2,417	35,000	5/11/63	300 bp	(1,654)
	CMBX NA BBB- Index	BBB-/P	6,500	52,000	5/11/63	300 bp	452
	CMBX NA BBB- Index	BBB-/P	6,709	59,000	5/11/63	300 bp	(153)
	CMBX NA BBB- Index	BBB-/P	7,036	62,000	5/11/63	300 bp	(174)
	CMBX NA BBB- Index	BBB-/P	4,097	64,000	5/11/63	300 bp	(3,346)
	CMBX NA BBB- Index	BBB-/P	3,410	64,000	5/11/63	300 bp	(4,033)
	CMBX NA BBB- Index	BBB-/P	3,260	64,000	5/11/63	300 bp	(4,184)
	CMBX NA BBB- Index	BBB-/P	12,682	88,000	5/11/63	300 bp	2,447
	CMBX NA BBB- Index	BBB-/P	14,850	102,000	5/11/63	300 bp	2,988
	CMBX NA BBB- Index	BBB-/P	8,677	106,000	5/11/63	300 bp	(3,651)
	CMBX NA BBB- Index	BBB-/P	9,894	116,000	5/11/63	300 bp	(3,597)
	CMBX NA BBB- Index	BBB-/P	7,157	162,000	5/11/63	300 bp	(11,684)
	CMBX NA BBB- Index	BBB-/P	24,927	470,000	5/11/63	300 bp	(29,734)
	CMBX NA BBB- Index	BBB-/P	37,014	472,000	5/11/63	300 bp	(17,880)
	CMBX NA BBB- Index	BBB-/P	152,742	1,810,000	5/11/63	300 bp	(57,761)
	CMBX NA BBB- Index	BBB-/P	846	7,000	1/17/47	300 bp	225

	Total		$1,033,528	$130,471

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

	NA HY Series 28 Index	B+/P	$(3,321,842)	$49,267,000	6/20/22	500 bp	$150,092
	NA HY Series 28 Index	B+/P	421,335	5,709,000	6/20/22	500 bp	19,011
	NA IG Series 28 Index	BBB+/P	(854,072)	52,600,000	6/20/22	100 bp	138,098

	Total		$(3,754,579)	$307,201

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CNH	Chinese Yuan (Offshore)
JPY	Japanese Yen
TRY	Turkish Lira
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,681,221,274.
(b)	The aggregate identified cost on a tax basis is $2,525,280,212, resulting in gross unrealized appreciation and depreciation of $263,321,019 and $52,179,174, respectively, or net unrealized appreciation of $211,141,845.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $181,170, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

	Putnam Cash Collateral Pool, LLC*#	$35,643,138	$142,542,157	$148,373,073	$188,271	$29,812,222
	Putnam Short Term Investment Fund**	265,801,591	269,000,000	277,363,961	1,359,853	257,437,630
	Totals	$301,444,729	$411,542,157	$425,737,034	$1,548,124	$287,249,852
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $29,812,222, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $29,080,745.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $288,771,554 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.5%
	Japan	3.5
	United Kingdom	2.7
	France	2.0
	Germany	1.8
	China	1.5
	Switzerland	1.1
	Australia	1.1
	South Korea	1.0
	Netherlands	0.9
	Canada	0.7
	Spain	0.7
	Sweden	0.6
	Taiwan	0.6
	Hong Kong	0.6
	Brazil	0.5
	Russia	0.5
	India	0.5
	Other	3.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $186,823 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,568,471 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,755,121 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$76,351,408	$—	$—
Capital goods	104,393,572	—	—
Communication services	54,336,347	—	986
Conglomerates	14,892,510	—	—
Consumer cyclicals	233,814,811	—	—
Consumer staples	179,150,599	—	181,170
Energy	87,195,007	19,770	7,209
Financials	366,344,256	—	—
Health care	216,200,835	—	—
Technology	322,446,289	—	—
Transportation	51,010,836	—	—
Utilities and power	60,723,834	12,466	—
Total common stocks	1,766,860,304	32,236	189,365
Asset-backed securities	—	1,123,000	—
Convertible bonds and notes	—	200,653	—
Convertible preferred stocks	—	250,209	—
Corporate bonds and notes	—	299,083,099	661,226
Foreign government and agency bonds and notes	—	8,947,826	—
Investment companies	168,888	—	—
Mortgage-backed securities	—	55,356,526	—
Preferred stocks	176,064	—	—
Purchased options outstanding	—	214,428	—
Senior loans	—	3,280,223	—
U.S. government and agency mortgage obligations	—	131,258,606	—
U.S. treasury obligations	—	292,006	—
Warrants	1,451	5,156,266	—
Short-term investments	257,437,630	205,732,051	—

Totals by level	$2,024,644,337	$710,927,129	$850,591

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$481,815	$—
Futures contracts	891,819	—	—
Written options outstanding	—	(76,418)	—
Written swap options outstanding	—	(109,322)	—
TBA sale commitments	—	(6,100,781)	—
Interest rate swap contracts	—	492,510	—
Total return swap contracts	—	(3,266,481)	—
Credit default contracts	—	3,158,723	—

Totals by level	$891,819	$(5,419,954)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$5,112,205	$1,953,482
Foreign exchange contracts	4,732,863	4,113,038
Equity contracts	6,281,008	3,943,189
Interest rate contracts	1,642,371	813,947

Total	$17,768,447	$10,823,656

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$30,200,000
Written currency option contracts (contract amount)		$30,200,000
Written swap option contracts (contract amount)		$3,100,000
Futures contracts (number of contracts)		8,000
Forward currency contracts (contract amount)		$547,200,000
Centrally cleared interest rate swap contracts (notional)		$220,300,000
OTC total return swap contracts (notional)		$242,600,000
OTC credit default contracts (notional)		$21,000,000
Centrally cleared credit default contracts (notional)		$101,400,000
Warrants (number of warrants)		810,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$266,286	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$266,286
	OTC Total return swap contracts*#	—	4,483	—	—	802	3,248	—	—	—	—	—	—	—	—	—	8,533
	OTC Credit default contracts*#	—	—	—	—	310,965	168,866	—	—	168,270	—	—	—	—	—	—	648,101
	Centrally cleared credit default contracts§	—	—	134,821	—	—	—	—	—	—	—	—	—	—	—	—	134,821
	Futures contracts§	—	—	—	—	—	—	—	—	—	398,381	—	—	—	—	—	398,381
	Forward currency contracts#	622,907	506,604	—	125,213	227,841	525,712	223,539	692,750	—	—	—	813,874	311,261	291,193	177,541	4,518,435
	Purchased swap options#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Purchased options#	165,585	—	—	—	—	48,843	—	—	—	—	—	—	—	—	—	214,428
	Repurchase agreements	—	—	—	—	—	—	59,657,000	—	—	—	60,549,000	—	—	—	—	120,206,000

	Total Assets	$788,492	$511,087	$401,107	$125,213	$539,608	$746,669	$59,880,539	$692,750	$168,270	$398,381	$60,549,000	$813,874	$311,261	$291,193	$177,541	$126,394,985

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	62,569	—	—		—	—	—	—	—	—	—	—	—	62,569
	OTC Total return swap contracts*#	—	5,540	—	3,258,547	5,609	38	—	—	5,280	—	—	—	—	—	—	3,275,014
	OTC Credit default contracts*#	17,329	—	—	—	440,928	494,178	—	—	598,723	—	—	—	—	—	—	1,551,158
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	900,739	—	—	—	—	—	900,739
	Forward currency contracts#	571,603	263,299	—	737,832	129,158	361,917	25,095	675,442	—	—	—	578,451	234,923	271,772	187,128	4,036,620
	Written swap options#	—	—	—	—	—	—	—	109,322	—	—	—	—	—	—	—	109,322
	Written options#	61,998	—	—	—	—	14,420	—	—	—	—	—	—	—	—	—	76,418

	Total Liabilities	$650,930	$268,839	$62,569	$3,996,379	$575,695	$870,553	$25,095	$784,764	$604,003	$900,739	$—	$578,451	$234,923	$271,772	$187,128	$10,011,840

	Total Financial and Derivative Net Assets	$137,562	$242,248	$338,538	$(3,871,166)	$(36,087)	$(123,884)	$59,855,444	$(92,014)	$(435,733)	$(502,358)	$60,549,000	$235,423	$76,338	$19,421	$(9,587)	$116,383,145
	Total collateral received (pledged)##†	$137,562	$187,611	$—	$(3,871,166)	$(10,995)	$(74,925)	$59,761,395	$(92,014)	$(435,733)	$—	$60,549,000	$186,823	$—	$—	$—
	Net amount	$—	$54,637	$338,538	$—	$(25,092)	$(48,959)	$94,049	$—	$—	$(502,358)	$—	$48,600	$76,338	$19,421	$(9,587)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017